First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 82.2%
	Collateralized Mortgage Obligations — 40.1%
	FARM Mortgage Trust
$4,496,320	Series 2024-1, Class A (a) (b)	4.65%	10/01/53	$4,217,085
5,105,486	Series 2024-2, Class A (a) (b)	5.15%	08/01/54	4,844,355
	Federal Home Loan Mortgage Corporation
182	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	7
756	Series 1998-2102, Class Z	6.00%	12/15/28	764
76,933	Series 2002-2410, Class OG	6.38%	02/15/32	77,838
27,748	Series 2002-2437, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 7.90% (c)	4.16%	01/15/29	1,017
69,392	Series 2003-2557, Class HL	5.30%	01/15/33	69,287
50,745	Series 2003-2564, Class AC	5.50%	02/15/33	51,479
118,476	Series 2003-2574, Class PE	5.50%	02/15/33	120,748
48,249	Series 2003-2577, Class LI, IO	5.50%	02/15/33	4,546
432,000	Series 2003-2581, Class LL	5.25%	03/15/33	435,117
3,465	Series 2003-2597, Class AE	5.50%	04/15/33	3,469
579,000	Series 2003-2613, Class LL	5.00%	05/15/33	580,373
316,378	Series 2003-2626, Class ZW	5.00%	06/15/33	314,429
689,704	Series 2003-2626, Class ZX	5.00%	06/15/33	667,242
148,008	Series 2004-2793, Class PE	5.00%	05/15/34	148,073
814,725	Series 2004-2891, Class ZA	6.50%	11/15/34	844,248
183,268	Series 2004-2907, Class DZ	4.00%	12/15/34	177,739
729,706	Series 2005-2973, Class GE	5.50%	05/15/35	739,573
54,578	Series 2005-3031, Class BI, IO, (30 Day Average SOFR + CSA) ×-1+ 6.69% (c)	2.95%	08/15/35	4,026
1,091,379	Series 2005-3054, Class ZW	6.00%	10/15/35	1,132,297
27,974	Series 2005-3074, Class ZH	5.50%	11/15/35	27,665
62,401	Series 2006-243, Class 11, IO, STRIPS (d)	7.27%	08/15/36	5,736
87,578	Series 2006-3117, Class ZU	6.00%	02/15/36	90,579
3,054,103	Series 2006-3196, Class ZK	6.50%	04/15/32	3,120,064
21,907	Series 2007-3274, Class B	6.00%	02/15/37	22,582
111,590	Series 2007-3322, Class NF, (30 Day Average SOFR + CSA) × 2,566.67 - 16,683.33%, 0.00% Floor (e)	0.00%	05/15/37	97,586
24,690	Series 2007-3340, Class PF, 30 Day Average SOFR + CSA + 0.30% (e)	4.04%	07/15/37	24,431
38,198	Series 2007-3360, Class CB	5.50%	08/15/37	38,808
121,300	Series 2008-3406, Class B	6.00%	01/15/38	123,813
67,341	Series 2008-3413, Class B	5.50%	04/15/37	68,192
119,890	Series 2008-3420, Class AZ	5.50%	02/15/38	121,907
95,714	Series 2008-3448, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (c)	2.31%	05/15/38	1,234
799,460	Series 2009-3542, Class ZP	5.00%	06/15/39	800,837
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	171,945
930,331	Series 2009-3563, Class ZP	5.00%	08/15/39	912,094
371,999	Series 2009-3572, Class JS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.80% (c)	3.06%	09/15/39	12,549
41,513	Series 2009-3585, Class QZ	5.00%	08/15/39	40,587
62,336	Series 2009-3587, Class FX, 30 Day Average SOFR + CSA + 0.00% (e)	3.74%	12/15/37	55,981
196,491	Series 2009-3593, Class F, 30 Day Average SOFR + CSA + 0.50% (e)	4.21%	03/15/36	195,320
691,988	Series 2009-3605, Class NC	5.50%	06/15/37	704,568

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$346,689	Series 2010-3622, Class PB	5.00%	01/15/40	$345,636
152,000	Series 2010-3645, Class WD	4.50%	02/15/40	147,636
299,066	Series 2010-3667, Class PL	5.00%	05/15/40	299,051
550,000	Series 2010-3714, Class PB	4.75%	08/15/40	532,656
23,178	Series 2010-3735, Class JI, IO	4.50%	10/15/30	1,311
127,134	Series 2010-3740, Class SC, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	2.26%	10/15/40	10,734
1,475,019	Series 2011-3796, Class PB	5.00%	01/15/41	1,474,180
1,990,487	Series 2011-3820, Class NC	4.50%	03/15/41	1,939,216
1,086,164	Series 2011-3895, Class PW	4.50%	07/15/41	1,060,247
2,222,983	Series 2011-3925, Class ZD	4.50%	09/15/41	2,139,107
5,056,438	Series 2011-3954, Class GS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	2.26%	11/15/41	512,385
222,461	Series 2012-267, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	2.26%	08/15/42	17,969
4,520,850	Series 2012-276, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	2.26%	09/15/42	365,794
161,358	Series 2012-3999, Class WA (d)	5.57%	08/15/40	163,755
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	1,718,067
10,575	Series 2012-4015, Class KB	1.75%	05/15/41	9,776
15,638	Series 2012-4021, Class IP, IO (f)	3.00%	03/15/27	90
1,361,974	Series 2012-4026, Class GZ	4.50%	04/15/42	1,250,663
2,088	Series 2012-4030, Class IL, IO (f)	3.50%	04/15/27	3
794,837	Series 2012-4090, Class YZ	4.50%	08/15/42	688,497
18,267	Series 2012-4097, Class ES, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (c)	2.36%	08/15/42	1,623
1,641,030	Series 2012-4097, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (c)	2.31%	08/15/42	137,895
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,214,725
27,306	Series 2012-4103, Class HI, IO	3.00%	09/15/27	282
20,433	Series 2012-4116, Class AS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.15% (c)	2.41%	10/15/42	2,162
71,345	Series 2012-4121, Class HI, IO	3.50%	10/15/27	615
181,647	Series 2012-4136, Class TU, IO, (30 Day Average SOFR + CSA) ×-22.50+ 139.5%, 4.50% Cap (c)	4.50%	08/15/42	28,472
29,492	Series 2012-4145, Class YI, IO	3.00%	12/15/27	286
132,252	Series 2013-299, Class S1, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	2.26%	01/15/43	12,727
18,235	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	209
3,147	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	38
3,504,012	Series 2013-314, Class PO, PO, STRIPS	(g)	09/15/43	2,665,921
4,323,262	Series 2013-4170, Class CO, PO	(g)	11/15/32	3,923,099
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	819,877
730,186	Series 2013-4177, Class GL	3.00%	03/15/33	698,554
444,422	Series 2013-4193, Class AI, IO	3.00%	04/15/28	6,874
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	736,136
19,336,036	Series 2013-4199, Class BZ	3.50%	05/15/43	17,905,592
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	432,743
15,330,579	Series 2013-4213, Class GZ	3.50%	06/15/43	14,284,327
15,342,403	Series 2013-4218, Class ZK	2.50%	02/15/43	12,474,148

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$5,388,000	Series 2013-4224, Class ME	4.00%	07/15/43	$4,899,890
11,838	Series 2013-4226, Class NS, (30 Day Average SOFR + CSA) × -3+ 10.50%, 0.00% Floor (c)	0.00%	01/15/43	5,571
2,750,000	Series 2013-4247, Class AY	4.50%	09/15/43	2,549,318
15,401,851	Series 2014-4316, Class BZ	3.00%	03/15/44	13,975,515
5,484,684	Series 2014-4329, Class VZ	4.00%	04/15/44	5,223,176
301,768	Series 2014-4387, Class IE, IO	2.50%	11/15/28	3,367
14,769,679	Series 2015-4499, Class CZ	3.50%	08/15/45	12,674,454
331,996	Series 2015-4512, Class W (b) (d)	5.42%	05/15/38	335,532
42,629	Series 2015-4520, Class AI, IO	3.50%	10/15/35	3,428
324,574	Series 2016-4546, Class PZ	4.00%	12/15/45	228,418
549,422	Series 2016-4546, Class ZT	4.00%	01/15/46	387,274
168,649	Series 2016-4568, Class MZ	4.00%	04/15/46	111,030
7,057,451	Series 2016-4570, Class ST, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	2.26%	04/15/46	622,268
8,265,799	Series 2016-4587, Class ZH	4.00%	03/15/44	7,683,548
556,876	Series 2016-4591, Class GI, IO	4.00%	12/15/44	53,520
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	685,162
29,542	Series 2016-4609, Class YI, IO (f)	4.00%	04/15/54	277
15,662,546	Series 2016-4639, Class HZ	3.25%	04/15/53	12,380,953
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	493,578
1,953,440	Series 2018-4774, Class SL, IO, (30 Day Average SOFR + CSA) ×-1+ 6.20% (c)	2.46%	04/15/48	178,215
4,234,318	Series 2018-4790, Class ZA	4.00%	05/15/48	3,688,988
11,518,843	Series 2018-4798, Class GZ	4.00%	06/15/48	10,700,763
3,138,211	Series 2018-4826, Class ME	3.50%	09/15/48	2,774,670
1,937,891	Series 2018-4833, Class PY	4.00%	10/15/48	1,776,024
389,692	Series 2018-4842, Class FA, 30 Day Average SOFR + CSA + 0.35% (e)	4.09%	11/15/48	381,955
3,790,837	Series 2019-4872, Class BZ	4.00%	04/15/49	3,371,739
2,650,824	Series 2019-4902, Class FB, 30 Day Average SOFR + CSA + 0.45% (e)	4.18%	08/25/49	2,609,425
5,138,997	Series 2019-4910, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (c)	2.31%	06/15/49	514,158
7,682,582	Series 2019-4919, Class FP, 30 Day Average SOFR + CSA + 0.45% (e)	4.18%	09/25/49	7,558,935
7,785,730	Series 2019-4928, Class F, 30 Day Average SOFR + CSA + 0.50% (e)	4.23%	11/25/49	7,681,346
6,333,083	Series 2019-4937, Class MF, 30 Day Average SOFR + CSA + 0.45% (e)	4.18%	12/25/49	6,238,169
6,404,129	Series 2019-4938, Class BS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	2.27%	12/25/49	640,826
1,907,837	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (e)	4.23%	01/25/50	1,881,733
6,536,835	Series 2019-4943, Class NS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	2.27%	01/25/50	586,598
13,277,430	Series 2020-4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (e)	4.18%	03/25/50	13,064,154
8,706,789	Series 2020-4959, Class LB	3.00%	03/25/40	7,782,239
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	609,900

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$3,841,430	Series 2020-4980, Class FP, 30 Day Average SOFR + CSA + 0.40% (e)	4.13%	07/25/49	$3,770,790
12,322,363	Series 2020-4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (e)	4.13%	07/25/50	12,084,080
6,453,331	Series 2020-4994, Class FT, 30 Day Average SOFR + CSA + 0.40% (e)	4.13%	01/25/50	6,332,568
3,624,614	Series 2020-5002, Class FJ, 30 Day Average SOFR + CSA + 0.40% (e)	4.13%	07/25/50	3,557,793
29,177,398	Series 2020-5004, Class F, 30 Day Average SOFR + CSA + 0.35% (e)	4.08%	07/25/50	28,487,627
22,245,394	Series 2020-5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (e)	4.13%	08/25/50	21,760,765
7,427,748	Series 2020-5034, Class IO, IO (d)	2.30%	10/15/45	626,311
8,815,818	Series 2021-5178, Class HL	2.00%	01/25/52	5,988,786
15,365,201	Series 2022-5201, Class PF, 30 Day Average SOFR + 0.30% (e)	3.92%	03/25/52	14,913,174
2,832,812	Series 2022-5202, Class NV	3.00%	01/25/37	2,554,484
13,208,243	Series 2022-5208, Class HZ	3.50%	03/25/52	11,308,433
15,214,378	Series 2022-5208, Class Z	3.00%	04/25/52	11,808,618
9,750,000	Series 2022-5210, Class LB	3.00%	08/25/50	7,437,420
13,997,489	Series 2022-5220, Class KZ	4.00%	02/25/51	12,397,356
4,909,039	Series 2022-5221, Class VE	3.50%	07/25/33	4,658,950
33,673,000	Series 2022-5221, Class YC	4.00%	05/25/52	30,608,191
5,650,941	Series 2022-5222, Class BZ	3.50%	05/25/37	5,218,036
4,878,601	Series 2022-5222, Class DP	3.25%	05/25/52	4,668,341
3,242,974	Series 2022-5224, Class BE	3.50%	08/25/44	3,127,872
15,116,675	Series 2022-5224, Class DZ	4.00%	04/25/52	13,433,971
26,789,410	Series 2022-5224, Class HL	4.00%	04/25/52	24,267,953
12,275,547	Series 2022-5225, Class HZ	4.00%	08/25/51	10,319,449
16,344,513	Series 2022-5225, Class NZ	4.00%	05/25/52	13,889,075
9,704,612	Series 2022-5228, Class DZ	4.50%	06/25/52	8,394,514
8,917,916	Series 2022-5230, Class DL	3.50%	09/25/44	7,520,835
9,012,165	Series 2022-5232, Class GO, PO	(g)	08/25/51	4,005,078
25,580,281	Series 2022-5251, Class PO, PO	(g)	08/25/52	18,046,489
9,865,374	Series 2022-5255, Class KZ	4.00%	09/25/52	8,734,603
23,036,853	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75% (e)	4.37%	09/25/52	22,892,488
4,210,734	Series 2022-5259, Class FA, 30 Day Average SOFR + 0.70% (e)	4.32%	09/25/52	4,164,692
20,541,511	Series 2022-5266, Class FA, 30 Day Average SOFR + 0.82% (e)	4.44%	09/25/52	20,300,916
7,871,994	Series 2022-5270, Class AL	3.00%	11/25/48	5,753,625
7,220,056	Series 2022-5282, Class MB	4.75%	06/25/42	7,160,968
7,972,815	Series 2023-402, Class PO, PO, STRIPS	(g)	09/25/53	6,476,861
2,053,493	Series 2023-5339, Class GO, PO	(g)	09/25/53	1,635,222
11,914,921	Series 2023-5350, Class PO, PO	(g)	11/25/53	9,710,551
4,291,035	Series 2023-5357, Class OB, PO	(g)	11/25/53	3,285,379
2,627,472	Series 2024-413, Class PO, PO, STRIPS	(g)	05/25/54	2,181,166
15,799,374	Series 2024-5410, Class PO, PO	(g)	05/25/54	11,524,234
10,901,117	Series 2024-5445, Class BS, (30 Day Average SOFR) ×-2+ 12.03% (c)	4.79%	08/25/54	9,615,753
12,605,234	Series 2024-5476, Class FA, 30 Day Average SOFR + 1.10% (e)	4.72%	11/25/54	12,663,242
24,123,749	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (e)	4.92%	12/25/54	24,361,368
18,153,559	Series 2025-5508, Class FE, 30 Day Average SOFR + 1.60% (e)	5.22%	02/25/55	18,502,718

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$63,250,745	Series 2026-459, Class GE, STRIPS	4.65%	07/25/31	$62,765,099
95,111,480	Series 2026-459, Class GH, STRIPS	4.80%	07/25/31	94,522,193
85,500,000	Series 2026-470, Class JA, STRIPS (h)	4.80%	08/25/31	85,025,742
40,229,289	Series 2026-5638, Class AF, 30 Day Average SOFR + 1.00% (e)	4.62%	03/25/56	40,156,313
29,308,510	Series 2026-5642, Class FN, 30 Day Average SOFR + 0.90% (e)	4.52%	03/25/56	28,979,411
9,095,434	Series 2026-5690, Class NS, (30 Day Average SOFR ) ×-1.80+ 13.07% (c) (h)	6.50%	08/25/56	8,814,044
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
8,482,423	Series 2017-1, Class M2 (a)	4.00%	01/25/56	8,257,688
1,728,601	Series 2017-4, Class M (a)	4.75%	06/25/57	1,714,250
3,858,855	Series 2018-2, Class MA	3.50%	11/25/57	3,728,323
23,751,101	Series 2018-4, Class MA	3.50%	03/25/58	22,754,274
16,607,486	Series 2019-1, Class MA	3.50%	07/25/58	15,877,843
15,462,133	Series 2019-2, Class MA	3.50%	08/26/58	14,686,853
12,312,310	Series 2019-2, Class MV	3.50%	08/25/58	11,383,596
8,058,024	Series 2019-3, Class HA	3.00%	10/25/58	7,553,538
9,016,634	Series 2019-3, Class MV	3.50%	10/25/58	8,410,907
2,647,914	Series 2019-4, Class MA	3.00%	02/25/59	2,451,535
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
11,447,281	Series 2019-2, Class A1C	2.75%	09/25/29	10,873,901
11,040,000	Series 2019-2, Class A2C	2.75%	09/25/29	10,437,360
2,817,621	Series 2019-3, Class A1C	2.75%	11/25/29	2,670,480
16,992,155	Series 2021-1, Class AC	2.25%	05/26/31	15,475,113
22,481,016	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (e)	4.87%	10/25/34	22,940,854
2,003,590	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (a) (e)	4.72%	05/25/35	2,029,795
29,887,000	Series 2025-2, Class A2	3.00%	10/25/35	25,006,886
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
5,395,706	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (a) (e)	4.87%	05/25/44	5,420,327
8,000,000	Series 2024-HQA1, Class M2, 30 Day Average SOFR + 2.00% (a) (e)	5.62%	03/25/44	8,073,337
1,223,750	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (a) (e)	4.57%	01/25/45	1,225,020
2,187,500	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (a) (e)	4.57%	02/25/45	2,189,813
	Federal National Mortgage Association
1,416,762	Series 2007-W10, Class 3A (b)	5.25%	06/25/47	1,423,060
44	Series 1996-51, Class AY, IO (f)	7.00%	12/18/26	0
58	Series 2001-34, Class SR, IO, (30 Day Average SOFR + CSA) × -1+ 8.10% (c)	4.36%	08/18/31	1
523	Series 2001-42, Class SB, (30 Day Average SOFR + CSA) ×-16 + 128.00%, 8.50% Cap (c)	8.50%	09/25/31	521
2,469	Series 2002-22, Class G	6.50%	04/25/32	2,540
87,177	Series 2002-80, Class CZ	4.50%	09/25/32	83,084
29,786	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	4,017
27,171	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	2,437
66,612	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	7,952
21	Series 2003-14, Class AT	4.00%	03/25/33	21

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$5,096	Series 2003-21, Class OA	4.00%	03/25/33	$5,058
30,907	Series 2003-32, Class UI, IO	6.00%	05/25/33	4,190
164,060	Series 2003-45, Class JB	5.50%	06/25/33	166,123
2,967	Series 2003-63, Class F1, 30 Day Average SOFR + CSA + 0.30% (e)	4.03%	11/25/27	2,964
355,000	Series 2003-71, Class NH	4.29%	08/25/33	343,574
98,261	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	10,892
17,953	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	1,674
27,410	Series 2003-348, Class 18, IO, STRIPS (d)	7.50%	12/25/33	3,179
111,282	Series 2004-25, Class LC	5.50%	04/25/34	112,824
121,381	Series 2004-25, Class UC	5.50%	04/25/34	123,063
54,246	Series 2004-28, Class ZH	5.50%	05/25/34	53,770
37,376	Series 2004-60, Class AC	5.50%	04/25/34	37,281
605,880	Series 2005-2, Class S, IO, (30 Day Average SOFR + CSA) ×-1 + 6.60% (c)	2.87%	02/25/35	39,442
141,293	Series 2005-2, Class TB, IO, (30 Day Average SOFR + CSA) × -1+ 5.90%, 0.40% Cap (c)	0.40%	07/25/33	947
72,480	Series 2005-29, Class ZT	5.00%	04/25/35	69,633
28,619	Series 2005-40, Class SA, IO, (30 Day Average SOFR + CSA) × -1+ 6.70% (c)	2.97%	05/25/35	1,925
394,370	Series 2005-52, Class TZ	6.50%	06/25/35	407,176
1,113,210	Series 2005-57, Class KZ	6.00%	07/25/35	1,140,290
17,577	Series 2005-79, Class NS, IO, (30 Day Average SOFR + CSA) × -1+ 6.09% (c)	2.36%	09/25/35	1,114
1,037,276	Series 2005-86, Class WZ	5.50%	10/25/35	1,045,164
131,562	Series 2005-95, Class WZ	6.00%	11/25/35	130,135
51,545	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	6,332
38,964	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	4,985
18,227	Series 2006-5, Class 2A2, 30 Day Average SOFR + CSA + 0.14% (e)	5.58%	02/25/35	18,670
8,229,375	Series 2006-5, Class N2, IO (b)	0.00%	02/25/35	990
19,840	Series 2006-15, Class IS, IO, (30 Day Average SOFR + CSA) × -1+ 6.58% (c)	2.85%	03/25/36	1,745
137,869	Series 2006-20, Class PI, IO, (30 Day Average SOFR + CSA) × -1+ 6.68% (c)	2.95%	11/25/30	4,743
33,600	Series 2006-31, Class PZ	6.00%	05/25/36	34,059
23,170	Series 2006-85, Class MZ	6.50%	09/25/36	23,997
118,295	Series 2006-117, Class GF, 30 Day Average SOFR + CSA + 0.35% (e)	4.08%	12/25/36	117,182
853,467	Series 2006-118, Class A1, 30 Day Average SOFR + CSA + 0.06% (e)	3.80%	12/25/36	834,962
7,404	Series 2007-25, Class FB, 30 Day Average SOFR + CSA + 0.33% (e)	4.06%	04/25/37	7,326
905,362	Series 2007-57, Class ZG	4.75%	06/25/37	872,948
672,093	Series 2007-60, Class ZS	4.75%	07/25/37	655,647
396,515	Series 2007-68, Class AE	6.50%	07/25/37	407,944
152,509	Series 2007-116, Class PB	5.50%	08/25/35	154,243
32,981	Series 2007-117, Class MD	5.50%	07/25/37	33,352
149,351	Series 2008-3, Class FZ, 30 Day Average SOFR + CSA + 0.55% (e)	4.28%	02/25/38	146,105

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$14,383	Series 2008-8, Class ZA	5.00%	02/25/38	$13,769
495	Series 2008-17, Class IP, IO (f)	6.50%	02/25/38	4
1,072,538	Series 2009-37, Class NZ	5.71%	02/25/37	1,089,146
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	4,381,817
1,676,655	Series 2009-85, Class J	4.50%	10/25/39	1,649,706
118,283	Series 2009-91, Class HL	5.00%	11/25/39	117,473
97,000	Series 2009-92, Class DB	5.00%	11/25/39	96,287
1,033,088	Series 2009-103, Class PZ	6.00%	12/25/39	1,041,016
80,390	Series 2009-106, Class SN, IO, (30 Day Average SOFR + CSA) ×-1+ 6.25% (c)	2.52%	01/25/40	4,476
329,475	Series 2009-109, Class PZ	4.50%	01/25/40	307,399
34,976	Series 2009-115, Class HZ	5.00%	01/25/40	34,794
237,103	Series 2010-3, Class DZ	4.50%	02/25/40	221,430
91,214	Series 2010-21, Class KO, PO	(g)	03/25/40	79,447
500,000	Series 2010-35, Class EP	5.50%	04/25/40	491,901
185,461	Series 2010-38, Class KC	4.50%	04/25/40	182,148
243,166	Series 2010-45, Class WB	5.00%	05/25/40	241,403
214,798	Series 2010-68, Class BI, IO	5.50%	07/25/50	52,686
51,014	Series 2010-115, Class PO, PO	(g)	04/25/40	44,282
114,888	Series 2010-129, Class SM, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	2.27%	11/25/40	5,236
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,666,221
99,242	Series 2011-9, Class AZ	5.00%	05/25/40	98,540
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,519,719
51,757	Series 2011-30, Class LS, IO (d)	1.90%	04/25/41	3,985
161,186	Series 2011-30, Class ZB	5.00%	04/25/41	157,645
180,114	Series 2011-52, Class GB	5.00%	06/25/41	179,509
91,195	Series 2011-74, Class TQ, IO, (30 Day Average SOFR + CSA) × -6.43+ 55.93%, 4.50% Cap (c)	4.50%	12/25/33	8,666
750,000	Series 2011-105, Class MB	4.00%	10/25/41	660,297
2,125,858	Series 2011-111, Class PZ	4.50%	11/25/41	2,052,870
1,143,561	Series 2011-123, Class JS, IO, (30 Day Average SOFR + CSA) × -1+ 6.65% (c)	2.92%	03/25/41	36,865
776,952	Series 2012-39, Class PB	4.25%	04/25/42	746,941
281,882	Series 2012-52, Class BZ	4.00%	05/25/42	262,863
8,146	Series 2012-66, Class DI, IO	3.50%	06/25/27	76
241,092	Series 2012-103, Class HI, IO	3.00%	09/25/27	2,094
96,611	Series 2012-118, Class IB, IO	3.50%	11/25/42	13,749
4,759,322	Series 2012-122, Class SD, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (c)	2.37%	11/25/42	405,062
435,138	Series 2012-133, Class KO, PO	(g)	12/25/42	219,599
229,224	Series 2012-138, Class MA	1.00%	12/25/42	196,426
650,906	Series 2012-146, Class QA	1.00%	01/25/43	557,403
176,942	Series 2012-409, Class 49, IO, STRIPS (d)	3.50%	11/25/41	24,075
194,794	Series 2012-409, Class 53, IO, STRIPS (d)	3.50%	04/25/42	26,552
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	468,399
50,552	Series 2013-13, Class IK, IO	2.50%	03/25/28	709
7,115,342	Series 2013-19, Class ZD	3.50%	03/25/43	6,349,674
56,802	Series 2013-23, Class ZB	3.00%	03/25/43	38,357

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$750,000	Series 2013-41, Class DB	3.00%	05/25/43	$596,667
671,424	Series 2013-43, Class IX, IO	4.00%	05/25/43	118,394
381,043	Series 2013-52, Class MD	1.25%	06/25/43	318,827
283,263	Series 2013-55, Class AI, IO	3.00%	06/25/33	20,424
13,252,103	Series 2013-75, Class ZG	3.25%	07/25/43	10,814,675
379,979	Series 2013-105, Class BN	4.00%	05/25/43	345,626
82,286	Series 2013-105, Class KO, PO	(g)	10/25/43	72,304
195,852	Series 2013-106, Class KN	3.00%	10/25/43	153,826
11,052,553	Series 2013-115, Class Z	3.00%	11/25/33	10,507,372
27,702,792	Series 2013-119, Class VZ	3.00%	10/25/33	26,524,457
26,194,094	Series 2013-119, Class ZB	3.00%	12/25/33	24,937,936
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	975,648
16,999,488	Series 2013-136, Class DZ	3.00%	01/25/44	15,283,789
13,430	Series 2014-29, Class GI, IO	3.00%	05/25/29	284
192,728	Series 2014-46, Class KA (d)	6.50%	08/25/44	123
30,574,580	Series 2014-60, Class EZ	3.00%	10/25/44	27,513,388
42,906	Series 2014-68, Class GI, IO	4.50%	10/25/43	1,745
699,260	Series 2014-82, Class GZ	4.00%	12/25/44	584,153
4,950	Series 2014-84, Class LI, IO (f)	3.50%	12/25/26	18
1,867,000	Series 2015-16, Class MY	3.50%	04/25/45	1,552,980
9,612,727	Series 2015-49, Class LE	3.00%	07/25/45	9,157,140
4,396,575	Series 2016-2, Class EZ	2.50%	02/25/46	4,001,485
8,774,460	Series 2016-37, Class PY	3.00%	06/25/46	7,141,675
11,218,032	Series 2016-40, Class MS, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (c)	2.27%	07/25/46	1,094,252
11,510,000	Series 2016-50, Class GY	3.00%	08/25/46	9,122,818
3,263,973	Series 2016-62, Class SB, IO, (30 Day Average SOFR + CSA) × -1+ 6.10% (c)	2.37%	09/25/46	206,099
4,633,586	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (e)	4.23%	09/25/46	4,578,224
2,153,948	Series 2016-73, Class PI, IO	3.00%	08/25/46	355,746
241,043	Series 2016-74, Class HI, IO	3.50%	10/25/46	42,380
1,996,889	Series 2016-83, Class FA, 30 Day Average SOFR + CSA + 0.50% (e)	4.23%	11/25/46	1,975,467
132,370	Series 2016-84, Class DF, 30 Day Average SOFR + CSA + 0.42% (e)	4.13%	11/25/46	130,016
12,896,428	Series 2017-3, Class LZ	3.50%	02/25/47	11,582,894
597,364	Series 2017-46, Class BY	3.00%	06/25/47	429,757
13,720,599	Series 2017-50, Class BZ	3.00%	07/25/47	11,999,668
4,629,700	Series 2017-84, Class ZK	3.50%	10/25/57	3,882,213
2,513,688	Series 2017-87, Class ZA	4.00%	11/25/57	2,022,989
2,961,969	Series 2018-17, Class Z	3.50%	03/25/48	2,440,540
810,590	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (e)	4.03%	06/25/48	792,368
2,181,570	Series 2018-72, Class FB, 30 Day Average SOFR + CSA + 0.35% (e)	4.08%	10/25/58	2,097,627
23,260,033	Series 2018-84, Class ZM	4.00%	11/25/48	21,397,505
2,769,804	Series 2018-86, Class DL	3.50%	12/25/48	2,501,541
1,471,255	Series 2018-92, Class DB	3.50%	01/25/49	1,330,539
5,293,081	Series 2018-94, Class AZ	4.00%	01/25/49	4,907,467

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$9,639,987	Series 2019-17, Class GZ	4.00%	11/25/56	$8,411,337
6,412,305	Series 2019-18, Class FL, 30 Day Average SOFR + CSA + 0.40% (e)	4.13%	05/25/49	6,334,941
3,001,856	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (e)	4.18%	07/25/49	2,963,848
2,933,684	Series 2019-33, Class FK, 30 Day Average SOFR + CSA + 0.45% (e)	4.18%	07/25/49	2,888,055
4,728,333	Series 2019-38, Class CF, 30 Day Average SOFR + CSA + 0.45% (e)	4.18%	07/25/49	4,654,892
8,109,598	Series 2019-41, Class SN, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (c)	2.32%	08/25/49	564,286
11,299,968	Series 2019-70, Class WA, PO	(g)	11/25/42	9,749,765
7,852,514	Series 2020-9, Class SJ, IO, (30 Day Average SOFR + CSA) ×-1 + 6.00% (c)	2.27%	02/25/50	783,643
11,915,578	Series 2020-12, Class FL, 30 Day Average SOFR + CSA + 0.45% (e)	4.18%	03/25/50	11,724,109
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	3,448,199
3,596,715	Series 2020-22, Class FA, 30 Day Average SOFR + CSA + 0.40% (e)	4.13%	04/25/50	3,531,192
13,346,699	Series 2020-34, Class FA, 30 Day Average SOFR + CSA + 0.45% (e)	4.18%	06/25/50	13,119,933
5,525,768	Series 2020-38, Class NF, 30 Day Average SOFR + CSA + 0.45% (e)	4.18%	06/25/50	5,424,660
10,656,202	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (e)	4.13%	07/25/50	10,453,333
4,546,851	Series 2020-49, Class FB, 30 Day Average SOFR + CSA + 0.40% (e)	4.13%	07/25/50	4,451,292
9,024,600	Series 2020-93, Class NI, IO	3.00%	01/25/51	739,362
5,525,370	Series 2021-18, Class JC	1.50%	04/25/36	5,023,247
23,154,550	Series 2022-57, Class FB, 30 Day Average SOFR + 0.70% (e)	4.32%	09/25/52	22,770,451
22,280,405	Series 2022-62, Class FM, 30 Day Average SOFR + 0.65% (e)	4.27%	09/25/52	21,861,206
32,313,542	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (e)	4.42%	10/25/52	31,911,173
26,620,665	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (e)	4.44%	10/25/52	26,308,077
4,226,868	Series 2023-40, Class DO, PO	(g)	09/25/53	3,289,217
6,028,842	Series 2023-44, Class PO, PO	(g)	10/25/53	4,841,572
12,244,571	Series 2024-20, Class QZ	4.00%	10/25/45	10,757,578
11,204,986	Series 2024-20, Class ZA	4.00%	10/25/45	9,849,847
23,962,886	Series 2024-26, Class PO, PO	(g)	05/25/54	18,323,381
13,184,104	Series 2024-28, Class CZ	4.00%	05/25/44	11,674,388
4,275,809	Series 2024-39, Class AV	3.00%	11/25/33	4,014,966
4,932,163	Series 2024-60, Class GV	4.00%	11/25/35	4,833,856
4,876,275	Series 2024-60, Class VA	4.50%	10/25/35	4,770,937
2,022,970	Series 2024-74, Class VT	4.50%	11/25/35	1,971,258
11,553,467	Series 2024-81, Class FE, 30 Day Average SOFR + 1.15% (e)	4.77%	07/25/54	11,621,027
12,568,194	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (e)	4.77%	11/25/54	12,641,846
27,737,478	Series 2024-91, Class FL, 30 Day Average SOFR + 1.35% (e)	4.97%	12/25/54	28,054,140
19,829,419	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (e)	4.62%	11/25/54	19,927,055
14,312,860	Series 2025-6, Class LF, 30 Day Average SOFR + 1.80% (e)	5.42%	02/25/55	14,523,874
5,059,388	Series 2025-32, Class FD, 30 Day Average SOFR + 1.75% (e)	5.37%	05/25/55	5,126,636
11,342,928	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (e)	4.42%	06/25/55	11,261,998

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$26,855,040	Series 2025-49, Class FD, 30 Day Average SOFR + 0.80% (e)	4.42%	06/25/55	$26,665,057
7,357,180	Series 2025-60, Class EZ	4.00%	07/25/48	5,882,324
27,791,034	Series 2026-5, Class CF, 30 Day Average SOFR + 1.05% (e)	4.67%	02/25/56	27,643,800
28,983,625	Series 2026-39, Class FB, 30 Day Average SOFR + 1.00% (e)	4.62%	06/25/56	28,879,670
	Federal National Mortgage Association Grantor Trust
10,020,378	Series 2002-T8, Class A (b)	6.77%	07/25/32	10,318,755
979,478	Series 2005-T1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.40% (e)	4.24%	05/25/35	964,308
	Government National Mortgage Association
1,897,492	Series 2003-35, Class TZ	5.75%	04/16/33	1,887,623
152,181	Series 2003-62, Class MZ	5.50%	07/20/33	150,420
49,676	Series 2004-37, Class B	6.00%	04/17/34	49,566
287,429	Series 2004-49, Class MZ	6.00%	06/20/34	287,133
20,339	Series 2004-68, Class ZC	6.00%	08/20/34	20,296
24,581	Series 2004-71, Class ST, (1 Mo. CME Term SOFR + CSA) × -6.25+ 44.50%, 7.00% Cap (c)	7.00%	09/20/34	24,612
82,264	Series 2004-88, Class SM, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	2.28%	10/16/34	377
293,564	Series 2004-105, Class JZ	5.00%	12/20/34	292,087
141,576	Series 2004-105, Class KA	5.00%	12/16/34	141,276
292,346	Series 2005-3, Class JZ	5.00%	01/16/35	286,357
292,346	Series 2005-3, Class KZ	5.00%	01/16/35	286,974
59,802	Series 2005-33, Class AY	5.50%	04/16/35	59,699
54,794	Series 2005-41, Class PA	4.00%	05/20/35	53,997
1,056,855	Series 2005-78, Class ZA	5.00%	10/16/35	1,051,537
100,828	Series 2005-93, Class PO, PO	(g)	06/20/35	84,303
318,248	Series 2006-38, Class OH	6.50%	08/20/36	317,455
234,775	Series 2006-61, Class ZA	5.00%	11/20/36	231,189
576,519	Series 2007-16, Class OZ	6.00%	04/20/37	575,210
69,614	Series 2007-27, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (c)	2.42%	05/20/37	366
53,067	Series 2007-41, Class OL, PO	(g)	07/20/37	45,001
105,540	Series 2007-42, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.75% (c)	2.97%	07/20/37	1,482
329,912	Series 2007-71, Class ZD	6.00%	11/20/37	329,163
183,458	Series 2007-81, Class FZ, 1 Mo. CME Term SOFR + CSA + 0.35% (e)	4.13%	12/20/37	180,024
52,217	Series 2008-33, Class XS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.70% (c)	3.88%	04/16/38	1,023
267,640	Series 2008-47, Class ML	5.25%	06/16/38	269,512
77,679	Series 2008-54, Class PE	5.00%	06/20/38	77,813
241,565	Series 2008-71, Class JI, IO	6.00%	04/20/38	2,409
66,909	Series 2009-14, Class KI, IO	6.50%	03/20/39	2,789
21,955	Series 2009-14, Class KS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.30% (c)	2.52%	03/20/39	477
50,366	Series 2009-25, Class SE, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.60% (c)	3.82%	09/20/38	410
1,759,747	Series 2009-29, Class PC	7.00%	05/20/39	1,839,100
513,467	Series 2009-32, Class SZ	5.50%	05/16/39	498,130
3,655,614	Series 2009-57, Class VB	5.00%	06/16/39	3,648,569

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$338,211	Series 2009-61, Class PZ	7.50%	08/20/39	$352,576
4,789,951	Series 2009-61, Class WQ, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (c)	2.43%	11/16/35	308,770
645,899	Series 2009-69, Class ZB	6.00%	08/20/39	640,811
455,000	Series 2009-75, Class JN	5.50%	09/16/39	452,336
770,703	Series 2009-78, Class KZ	5.50%	09/16/39	745,602
55,759	Series 2009-79, Class OK, PO	(g)	11/16/37	46,036
181,341	Series 2009-81, Class TZ	5.50%	09/20/39	175,178
53,618	Series 2009-94, Class AL	5.00%	10/20/39	54,667
1,960,270	Series 2009-106, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	2.32%	04/20/36	36,075
62,392	Series 2009-106, Class WZ	5.50%	11/16/39	58,225
732,000	Series 2009-126, Class LB	5.00%	12/20/39	729,978
6,007	Series 2010-4, Class WA	3.00%	01/16/40	5,716
1,197,813	Series 2010-59, Class ZD	6.50%	05/20/40	1,269,240
658,972	Series 2010-85, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (c)	2.82%	07/20/37	9,972
89,000	Series 2010-116, Class BM	4.50%	09/16/40	84,401
1,406,100	Series 2010-116, Class JB	5.00%	06/16/40	1,367,129
384,546	Series 2010-157, Class OP, PO	(g)	12/20/40	330,004
333,733	Series 2011-4, Class PZ	5.00%	01/20/41	331,084
771,202	Series 2011-35, Class BP	4.50%	03/16/41	754,068
43,179	Series 2011-48, Class LI, IO	5.50%	01/16/41	1,863
3,459,104	Series 2011-61, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.47% (c)	2.69%	02/20/38	10,247
25,722	Series 2011-63, Class BI, IO	6.00%	02/20/38	111
780,340	Series 2011-81, Class IC, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.72%, 0.62% Cap (c)	0.62%	07/20/35	1,058
239,265	Series 2011-129, Class CL	5.00%	03/20/41	232,089
24,352	Series 2011-151, Class TB, IO, (1 Mo. CME Term SOFR + CSA) ×-70+ 465.50%, 3.50% Cap (c)	3.50%	04/20/41	1,984
3,682,129	Series 2012-84, Class QS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	2.28%	07/16/42	240,346
6,711,842	Series 2012-84, Class SJ, (1 Mo. CME Term SOFR + CSA) × -0.57+ 2.51% (c)	0.33%	07/16/42	3,976,761
251,623	Series 2012-108, Class KB	2.75%	09/16/42	193,334
255,035	Series 2012-143, Class TI, IO	3.00%	12/16/27	1,830
829,652	Series 2012-149, Class PC (d)	6.25%	12/20/42	851,481
40,840	Series 2013-5, Class IA, IO	3.50%	10/16/42	4,642
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	1,837,875
85,428	Series 2013-69, Class PI, IO	5.00%	05/20/43	6,439
953,680	Series 2013-70, Class PM	2.50%	05/20/43	737,248
518,877	Series 2013-130, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	2.32%	09/20/43	46,433
688,000	Series 2013-183, Class PB	4.50%	12/20/43	640,767
200,734	Series 2014-44, Class IC, IO (f)	3.00%	04/20/28	205
3,919,204	Series 2014-44, Class ID, IO (b) (d)	0.33%	03/16/44	32,667
10,162	Series 2014-91, Class JI, IO	4.50%	01/20/40	498
700,701	Series 2014-94, Class Z	4.50%	01/20/44	666,603

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$1,729,732	Series 2014-116, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 5.60% (c)	1.82%	08/20/44	$108,111
608,293	Series 2014-118, Class TV, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (c)	2.47%	05/20/44	53,945
9,724,798	Series 2015-24, Class BZ	3.00%	02/20/45	8,508,714
2,421,599	Series 2015-66, Class LI, IO	5.00%	05/16/45	126,211
1,912	Series 2015-95, Class IK, IO (d)	0.00%	05/16/37	0
5,841,042	Series 2015-123, Class ZA	3.50%	09/20/45	5,372,157
226,909	Series 2015-137, Class WA (b) (d)	5.55%	01/20/38	230,431
160,820	Series 2015-138, Class MI, IO	4.50%	08/20/44	10,888
18,701	Series 2015-151, Class KW (d)	4.17%	04/20/34	18,377
29,160,050	Series 2015-164, Class MZ	3.00%	09/20/45	22,111,162
218,609	Series 2016-16, Class KZ	3.00%	02/16/46	171,658
7,876,052	Series 2016-20, Class FN, 1 Mo. CME Term SOFR + CSA + 0.40% (e)	4.18%	02/20/46	7,736,376
3,969,781	Series 2016-37, Class AF, 1 Mo. CME Term SOFR + CSA + 0.47% (e)	4.23%	11/20/43	3,906,453
7,406	Series 2016-55, Class PB (d)	5.36%	03/20/31	7,425
598,091	Series 2016-69, Class WI, IO	4.50%	05/20/46	119,809
1,566,568	Series 2016-75, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.00% (c)	2.22%	05/20/40	101,156
302,879	Series 2016-78, Class UI, IO	4.00%	06/20/46	60,033
7,231,381	Series 2016-83, Class BP	3.00%	06/20/46	5,904,813
180,880	Series 2016-99, Class JA (d)	5.48%	11/20/45	184,202
1,175,217	Series 2016-109, Class ZM	3.50%	08/20/36	1,046,253
3,630,243	Series 2016-111, Class PI, IO	3.50%	06/20/45	420,455
4,817,118	Series 2016-120, Class AS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	2.32%	09/20/46	569,953
464,000	Series 2016-141, Class PC	5.00%	10/20/46	431,972
368,302	Series 2016-145, Class LZ	3.00%	10/20/46	248,999
5,679,182	Series 2016-156, Class ZM	3.50%	11/20/46	5,050,413
303,000	Series 2016-160, Class LE	2.50%	11/20/46	202,211
109,641	Series 2016-167, Class KI, IO	6.00%	12/16/46	11,462
1,507,833	Series 2017-12, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	2.32%	01/20/47	165,215
1,136,308	Series 2017-17, Class KZ	4.50%	02/20/47	984,137
2,148,942	Series 2017-32, Class DI, IO	5.50%	05/20/35	173,587
6,866,570	Series 2017-33, Class PZ	3.00%	02/20/47	5,728,529
2,510,102	Series 2017-56, Class BI, IO	6.00%	04/16/47	315,695
2,439,076	Series 2017-123, Class IO, IO	5.00%	08/16/47	406,623
2,936,298	Series 2017-130, Class LS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (c)	2.38%	08/16/47	243,512
1,615,549	Series 2017-133, Class JI, IO	7.00%	06/20/41	156,154
2,229,202	Series 2017-186, Class TI, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.50%, 0.50% Cap (c)	0.50%	05/20/40	25,320
1,004,977	Series 2018-44, Class Z	2.50%	09/20/47	735,976
2,603,285	Series 2018-79, Class IO, IO	5.00%	06/20/48	292,251
3,212,377	Series 2018-131, Class IA, IO	5.00%	04/20/44	404,579
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	9,014,717
5,152,956	Series 2018-155, Class KD	4.00%	11/20/48	4,783,781

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$2,060,577	Series 2018-160, Class GY	4.50%	11/20/48	$1,908,829
5,626,714	Series 2018-78I, Class EZ	3.00%	04/20/48	5,037,287
671,041	Series 2019-27, Class DI, IO	5.50%	01/20/40	94,554
7,049,880	Series 2019-128, Class EF, 1 Mo. CME Term SOFR + CSA + 0.57%, 4.00% Cap (e)	4.00%	10/20/49	6,575,060
1,602,246	Series 2019-128, Class ES, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 3.43%, 0.00% Floor (c)	0.00%	10/20/49	5,558
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	590,904
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	2,453,774
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,423,312
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	4,157,706
4,858,909	Series 2021-46, Class IL, IO	3.00%	03/20/51	606,209
36,208,545	Series 2022-63, Class AZ	3.00%	08/20/51	29,376,272
18,917,026	Series 2022-63, Class BZ	3.50%	11/20/46	15,524,314
21,311,147	Series 2022-63, Class HZ	2.50%	11/20/51	15,275,935
12,411,174	Series 2022-63, Class MZ	3.00%	05/20/51	9,258,463
17,711,030	Series 2022-65, Class BZ	3.50%	04/20/52	13,476,259
8,100,535	Series 2022-68, Class DZ	3.50%	04/20/52	6,069,271
14,118,802	Series 2022-68, Class MZ	3.50%	04/20/52	11,200,317
14,048,097	Series 2022-68, Class XA	3.50%	02/20/49	13,436,325
14,574,734	Series 2022-68, Class Z	3.50%	04/20/52	11,575,653
19,595,976	Series 2022-68, Class ZC	3.50%	04/20/52	14,873,577
7,854,701	Series 2022-69, Class FA, 30 Day Average SOFR + 0.75% (e)	4.37%	04/20/52	7,498,959
12,991,946	Series 2022-69, Class QL	3.00%	04/20/52	11,176,444
9,881,324	Series 2022-76, Class PG	4.00%	04/20/52	9,622,049
10,917,513	Series 2022-78, Class AM	3.50%	04/20/52	7,982,904
15,695,057	Series 2022-90, Class KZ	3.00%	04/20/51	11,504,124
9,195,817	Series 2022-90, Class ZG	1.50%	02/20/52	4,643,656
22,341,349	Series 2022-124, Class EY	4.00%	07/20/52	18,664,783
12,000,000	Series 2022-124, Class MY	3.50%	07/20/52	10,069,512
23,600,000	Series 2022-139, Class AL	4.00%	07/20/51	21,201,853
6,696,182	Series 2022-146, Class MF, 30 Day Average SOFR + 0.45% (e)	4.07%	08/20/52	6,612,390
11,088,928	Series 2022-154, Class EZ	3.50%	09/20/52	8,696,455
11,106,000	Series 2022-191, Class BY	4.00%	08/20/41	10,375,571
10,173,000	Series 2022-204, Class YC	4.00%	07/20/52	9,228,567
10,738,770	Series 2023-81, Class YD	4.00%	06/20/53	9,336,176
6,349,957	Series 2023-169, Class EO, PO	(g)	05/20/53	5,071,785
10,721,503	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (e)	4.77%	11/20/54	10,789,720
4,166,967	Series 2025-4, Class FY, 30 Day Average SOFR + 1.60% (e)	5.22%	01/20/55	4,205,099
19,904,491	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (c)	5.45%	05/20/55	18,220,466
18,273,887	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (c)	5.57%	05/20/55	16,548,351
32,931,440	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (c)	3.92%	06/20/55	28,954,814
30,381,745	Series 2025-131, Class ST, (30 Day Average SOFR) ×-1.80+ 10.89% (c)	4.37%	08/20/55	26,337,582
15,620,544	Series 2026-99, Class HS, (30 Day Average SOFR) ×-2.25+ 12.60% (c)	4.45%	06/20/56	13,704,978

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$18,716,750	Series 2026-99, Class SC, (30 Day Average SOFR) ×-2.11+ 13.03% (c)	5.38%	06/20/56	$17,182,695
33,422,124	Series 2026-111, Class AS, (30 Day Average SOFR) ×-2.50+ 13.89% (c)	4.83%	06/20/56	30,174,506
15,200,000	Series 2026-118, Class SP, (30 Day Average SOFR) ×-2.65+ 14.71% (c)	5.08%	07/20/56	12,658,712
				2,551,250,331
	Commercial Mortgage-Backed Securities — 7.4%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
79,276,000	Series 2020-RR02, Class DX, IO (d)	1.82%	09/27/28	2,743,154
150,334,000	Series 2020-RR06, Class BX, IO (d)	1.84%	05/27/33	10,583,807
37,600,000	Series 2020-RR09, Class AX, IO (d)	2.63%	11/27/28	1,767,670
47,500,000	Series 2020-RR09, Class BX, IO (d)	2.20%	02/27/29	2,214,189
96,907,000	Series 2020-RR10, Class X, IO (d)	2.01%	12/27/27	1,175,414
112,919,000	Series 2020-RR11, Class AX, IO (d)	2.84%	01/27/29	4,580,525
32,619,493	Series 2020-RR11, Class BX, IO (d)	2.55%	12/27/28	725,425
34,897,468	Series 2020-RR14, Class X, IO (b)	2.13%	03/27/34	4,126,057
31,196,499	Series 2021-P009, Class X, IO (b)	1.27%	01/25/31	636,040
3,841,204	Series 2021-P011, Class X1, IO (b)	1.74%	09/25/45	385,380
112,345,000	Series 2021-RR15, Class X, IO (b)	1.56%	10/27/34	9,319,669
100,924,000	Series 2021-RR18, Class X, IO (b)	1.90%	10/27/28	2,863,153
20,098,730	Series 2021-RR19, Class X, IO (b)	2.01%	04/27/29	666,052
55,000,000	Series 2021-RR20, Class X, IO (b)	1.85%	04/25/33	5,362,066
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
290,264	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (e)	4.18%	10/25/28	289,903
70,915,263	Series 2019-K097, Class X1, IO (b)	1.08%	07/25/29	1,948,581
121,130,656	Series 2019-K100, Class X1, IO (b)	0.64%	09/25/29	2,091,490
66,850,463	Series 2019-K101, Class X1, IO (d)	0.83%	10/25/29	1,516,483
64,993,000	Series 2019-K102, Class XAM, IO (d)	1.08%	10/25/29	1,952,258
59,029,000	Series 2019-K103, Class XAM, IO (b)	0.90%	11/25/29	1,564,284
55,107,064	Series 2019-K099, Class X1, IO (b)	0.87%	09/25/29	1,266,520
57,790,000	Series 2019-K099, Class XAM, IO (b)	1.14%	09/25/29	1,780,924
28,206,308	Series 2019-K1510, Class X1, IO (b)	0.48%	01/25/34	709,225
15,334,523	Series 2019-K1511, Class X1, IO (b)	0.77%	03/25/34	615,928
154,689,802	Series 2019-K1512, Class X1, IO (b)	0.90%	04/25/34	7,000,147
55,777,386	Series 2019-K1513, Class X1, IO (b)	0.85%	08/25/34	2,553,968
5,564,438	Series 2019-KJ24, Class A2	2.82%	09/25/27	5,510,986
35,529,637	Series 2020-K109, Class XAM, IO (b)	1.80%	04/25/30	2,124,154
111,788,228	Series 2020-K110, Class X1, IO (b)	1.63%	04/25/30	5,489,171
24,006,055	Series 2020-K110, Class XAM, IO (b)	1.84%	04/25/30	1,457,525
29,273,633	Series 2020-K112, Class XAM, IO (b)	1.67%	05/25/30	1,701,006
82,019,000	Series 2020-K113, Class XAM, IO (b)	1.58%	06/25/30	4,453,435
53,269,611	Series 2020-K114, Class XAM, IO (b)	1.34%	06/25/30	2,458,297
155,097,201	Series 2020-K115, Class X1, IO (b)	1.31%	06/25/30	6,605,388
55,537,412	Series 2020-K115, Class XAM, IO (b)	1.54%	07/25/30	2,976,689
70,229,929	Series 2020-K116, Class X1, IO (b)	1.40%	07/25/30	3,140,268
55,652,865	Series 2020-K116, Class XAM, IO (b)	1.60%	08/25/30	3,150,904

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$8,000,000	Series 2020-K117, Class A2	1.41%	08/25/30	$7,065,769
63,500,000	Series 2020-K117, Class XAM, IO (b)	1.43%	09/25/30	3,279,661
75,480,404	Series 2020-K118, Class X1, IO (b)	0.94%	09/25/30	2,441,391
37,151,661	Series 2020-K118, Class XAM, IO (b)	1.17%	09/25/30	1,593,736
51,000,000	Series 2020-K119, Class XAM, IO (b)	1.13%	10/25/30	2,140,169
77,535,017	Series 2020-K120, Class XAM, IO (b)	1.21%	10/25/30	3,510,801
24,471,000	Series 2020-K121, Class XAM, IO (b)	1.20%	11/25/30	1,112,880
75,732,794	Series 2020-K122, Class X1, IO (b)	0.86%	11/25/30	2,327,420
35,410,560	Series 2020-K122, Class XAM, IO (b)	1.08%	11/25/30	1,464,552
43,507,612	Series 2020-K737, Class X1, IO (d)	0.54%	10/25/26	24,186
38,645,000	Series 2020-K738, Class XAM, IO (d)	1.37%	03/25/27	250,833
120,091,231	Series 2020-K739, Class X1, IO (b)	1.17%	09/25/27	784,100
46,072,531	Series 2020-K739, Class XAM, IO (b)	1.57%	09/25/27	548,770
70,811,000	Series 2020-K740, Class XAM, IO (b)	1.11%	10/25/27	790,768
88,541,158	Series 2020-K1515, Class X1, IO (b)	1.50%	02/25/35	7,846,757
43,870,742	Series 2020-K1516, Class X1, IO (b)	1.50%	05/25/35	4,317,890
56,265,377	Series 2020-K1517, Class X1, IO (b)	1.32%	07/25/35	4,738,124
113,767,017	Series 2020-KG04, Class X1, IO (b)	0.84%	11/25/30	3,269,619
5,700,000	Series 2021-K123, Class A2	1.62%	12/25/30	5,031,738
4,725,000	Series 2021-K124, Class A2	1.66%	12/25/30	4,169,606
64,367,000	Series 2021-K128, Class XAM, IO (b)	0.73%	03/25/31	1,992,835
131,984,335	Series 2021-K129, Class X1, IO (b)	1.02%	05/25/31	4,837,965
43,636,000	Series 2021-K129, Class XAM, IO (b)	1.21%	05/25/31	2,206,345
66,209,913	Series 2021-K130, Class X1, IO (b)	1.03%	06/25/31	2,732,318
41,565,013	Series 2021-K130, Class XAM, IO (b)	1.21%	07/25/31	2,228,579
58,530,863	Series 2021-K131, Class XAM, IO (b)	0.94%	07/25/31	2,458,255
78,491,000	Series 2021-K132, Class XAM, IO (b)	0.85%	09/25/31	2,988,937
107,703,000	Series 2021-K741, Class XAM, IO (b)	0.94%	12/25/27	1,106,109
102,393,324	Series 2021-K744, Class X1, IO (b)	0.86%	07/25/28	1,463,405
9,185,766	Series 2021-K1522, Class A1	1.91%	11/25/35	7,778,447
157,673,681	Series 2021-KG05, Class X1, IO (b)	0.31%	01/25/31	1,791,410
4,748,098	Series 2022-K142, Class A1	2.40%	12/25/31	4,398,776
200,000,000	Series 2022-K148, Class XAM, IO (b)	0.25%	08/25/32	3,039,492
4,496,443	Series 2022-K150, Class A1	4.00%	12/25/31	4,404,892
634,358	Series 2022-K152, Class A1	3.78%	01/25/32	624,484
4,889,114	Series 2023-K154, Class A1	4.36%	02/25/32	4,823,569
10,000,000	Series 2023-KJ47, Class A2	5.43%	06/25/31	10,179,157
113,233,000	Series 2024-K757, Class XAM, IO (b)	0.99%	08/25/31	5,094,341
11,475,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	11,343,696
9,700,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	9,676,763
213,389,653	Series 2025-K541, Class X1, IO (b)	0.64%	02/25/30	4,385,541
	Federal National Mortgage Association Alternative Credit Enhancement Securities
7,321,088	Series 2017-M8, Class A2	3.06%	05/25/27	7,249,748
23,179,700	Series 2023-M1, Class 2A1 (b)	3.95%	12/25/37	21,957,112
27,551,844	Series 2023-M1, Class Z (b)	3.95%	01/25/53	20,190,981
13,964,315	Series 2024-M3, Class Z (b)	4.55%	04/25/53	11,265,753

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association
$1,275,041	Series 2011-31, Class Z (d)	3.27%	09/16/52	$1,121,403
20,708,906	Series 2012-120, Class Z (d)	2.46%	01/16/55	13,159,228
85,241	Series 2013-74, Class AG (b)	2.55%	12/16/53	70,932
2,993	Series 2013-194, Class AE (d)	2.75%	11/16/44	2,864
18,198,291	Series 2015-30, Class DZ	2.95%	05/16/55	16,181,909
2,294,548	Series 2015-125, Class VA (d)	2.70%	05/16/35	2,202,908
3,498,255	Series 2017-23, Class Z	2.50%	05/16/59	1,976,116
4,551,739	Series 2017-35, Class Z	2.50%	05/16/59	2,701,838
1,766,630	Series 2017-106, Class AE	2.60%	12/16/56	1,464,925
2,903,422	Series 2017-146, Class Z	2.60%	09/16/57	1,732,605
4,759,449	Series 2018-4, Class Z	2.50%	10/16/59	2,502,398
19,034,177	Series 2018-123, Class Z	2.50%	06/16/60	13,673,570
27,223,258	Series 2018-170, Class Z	2.50%	11/16/60	19,378,372
20,112,932	Series 2019-7, Class Z	2.50%	01/16/61	12,847,950
2,091,027	Series 2019-104, Class Z	2.80%	05/16/61	1,059,713
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	3,274,341
9,425,538	Series 2020-169, Class Z	1.83%	06/16/62	3,099,805
26,951,741	Series 2021-31, Class IO, IO (b)	0.94%	01/16/61	1,845,768
24,356,653	Series 2022-43, Class Z	2.00%	09/16/61	11,662,950
20,768,590	Series 2022-106, Class Z	2.00%	05/16/63	11,575,628
49,287,412	Series 2024-32, Class IO, IO (b)	0.70%	06/16/63	2,549,199
38,410,288	Series 2025-21, Class IO, IO (b)	0.95%	04/16/65	2,712,800
42,705,826	Series 2025-78, Class IO, IO (b)	1.00%	11/16/63	3,134,633
69,542,835	Series 2025-153, Class IO, IO (b)	0.85%	09/16/67	5,138,812
195,873,486	Series 2025-206, Class IO, IO (b)	0.80%	04/16/64	11,918,862
123,384,000	Series 2026-133, Class IO, IO (b)	0.83%	04/16/65	7,716,078
				471,139,422
	Pass-Through Securities — 34.7%
	Federal Home Loan Mortgage Corporation
349,875	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (e)	5.07%	12/01/48	349,954
42,936	Pool A19763	5.00%	04/01/34	42,428
195,438	Pool A47828	3.50%	08/01/35	187,820
74,776	Pool A47937	5.50%	08/01/35	75,576
46,780	Pool A48972	5.50%	05/01/36	47,585
42,538	Pool A54675	5.50%	01/01/36	43,273
43,378	Pool A65324	5.50%	09/01/37	43,691
52,429	Pool A97294	4.00%	02/01/41	50,050
467,220	Pool B70791	4.00%	06/01/39	453,172
1,273	Pool C01310	6.50%	03/01/32	1,315
6,332	Pool C03458	5.00%	02/01/40	6,299
61,590	Pool C04269	3.00%	10/01/42	55,480
8,065	Pool C91482	3.50%	07/01/32	7,821
6,049	Pool G01443	6.50%	08/01/32	6,247
116,518	Pool G02017	5.00%	12/01/35	116,364
65,194	Pool G04814	5.50%	10/01/38	66,081
5,738	Pool G05173	4.50%	11/01/31	5,679
56,484	Pool G05275	5.50%	02/01/39	56,836
33,542	Pool G05449	4.50%	05/01/39	32,655
99,223	Pool G06583	5.00%	06/01/41	98,705

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$222,142	Pool G07100	5.50%	07/01/40	$225,081
28,810	Pool G07266	4.00%	12/01/42	27,400
191,239	Pool G07329	4.00%	01/01/43	181,572
203,162	Pool G07683	4.00%	03/01/44	192,425
988	Pool G08113	6.50%	02/01/36	1,033
269	Pool G15949	4.00%	01/01/29	267
6,010	Pool G60020	4.50%	12/01/43	5,748
204,570	Pool G60114	5.50%	06/01/41	208,102
359,329	Pool G60168	4.50%	07/01/45	346,300
138,308	Pool G60194	3.50%	08/01/45	126,382
117,524	Pool G60808	3.00%	10/01/46	103,552
1,818	Pool H09034	5.50%	05/01/37	1,806
55,603	Pool N70075	5.00%	01/01/35	54,789
127,445	Pool N70081	5.50%	07/01/38	127,102
32,689	Pool Q07189	4.00%	04/01/42	31,085
11,254	Pool Q07479	3.50%	04/01/42	10,488
48,834	Pool Q11791	3.50%	10/01/42	45,466
31,916	Pool Q11836	3.50%	10/01/42	29,660
229,327	Pool Q14034	3.50%	12/01/42	213,614
292,922	Pool Q54651	4.50%	03/01/48	282,138
354,724	Pool Q55037	4.50%	04/01/48	341,873
1,397,506	Pool Q61217	4.00%	01/01/49	1,300,472
6,928,558	Pool SC0252	3.00%	01/01/42	6,252,932
9,555,794	Pool SD0844	3.50%	07/01/47	8,866,918
7,427,230	Pool SD0887	3.50%	09/01/49	6,805,936
11,928,928	Pool SD0948	3.00%	05/01/47	10,539,627
16,199,409	Pool SD0949	3.00%	09/01/48	14,508,915
11,517,803	Pool SD0954	3.00%	02/01/47	10,371,237
7,737,382	Pool SD0961	3.50%	11/01/48	7,051,398
7,793,470	Pool SD1169	3.50%	02/01/48	7,158,340
14,186,488	Pool SD1170	3.50%	09/01/49	12,936,156
3,932,409	Pool SD1289	3.00%	10/01/50	3,455,866
5,185,273	Pool SD1361	3.50%	02/01/50	4,757,088
28,237,858	Pool SD3140	3.50%	06/01/52	25,092,741
7,922,077	Pool SD4005	4.00%	12/01/49	7,418,774
14,608,026	Pool SD6833	3.00%	02/01/50	12,508,246
13,846,348	Pool SD7509	3.00%	11/01/49	12,060,984
3,719,582	Pool SD7550	3.00%	02/01/52	3,244,478
14,694,582	Pool SE9110	2.00%	04/01/52	11,257,237
5,351,261	Pool SF5029	3.50%	02/01/46	4,917,245
26,157,006	Pool SL0847	3.50%	04/01/49	23,546,223
13,447,217	Pool SL1390	4.00%	07/01/50	12,539,756
62,932,462	Pool SL1523	3.50%	07/01/50	56,397,718
109,863,325	Pool SL2533	4.00%	05/01/49	101,283,338
19,434,649	Pool SL3824	3.50%	09/01/47	17,447,078
110,573	Pool U50165	4.00%	05/01/32	108,765
1,102,396	Pool U59020	4.00%	06/01/35	1,072,059
616,744	Pool U64762	4.50%	10/01/45	595,971
28,205	Pool U80212	3.50%	02/01/33	27,096

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$51,577	Pool U90245	3.50%	10/01/42	$47,456
500,159	Pool U90690	3.50%	06/01/42	460,201
6,459	Pool U90932	3.00%	02/01/43	5,769
76,091	Pool U99096	4.50%	05/01/44	73,812
7,914,891	Pool ZA4196	3.00%	04/01/43	7,088,881
11,366,997	Pool ZL8982	3.50%	01/01/45	10,433,694
685,657	Pool ZS2492	6.50%	04/01/35	707,497
14,553,086	Pool ZS9446	3.50%	08/01/45	13,313,533
19,856,636	Pool ZS9776	3.50%	08/01/46	18,037,397
37,503,207	Pool ZT0779	3.00%	09/01/47	32,661,650
	Federal National Mortgage Association
20,666	Pool 190371	6.50%	07/01/36	21,815
10,862	Pool 255190	5.50%	05/01/34	10,968
34,645	Pool 256181	5.50%	03/01/36	34,406
2,860	Pool 256808	5.50%	07/01/37	2,815
25,434	Pool 256936	6.00%	10/01/37	25,999
13,332,001	Pool 310208	3.00%	03/01/48	11,493,171
13,777,100	Pool 310211	3.50%	07/01/48	12,419,587
20,110,918	Pool 310230	3.50%	02/01/48	18,017,827
32,839,048	Pool 310242	3.00%	12/01/46	29,151,353
4,402	Pool 555851	6.50%	01/01/33	4,541
130,436	Pool 735415	6.50%	12/01/32	134,567
9,273	Pool 747097	6.00%	10/01/29	9,255
79,511	Pool 788149	5.50%	05/01/33	80,201
125,666	Pool 850000	5.50%	01/01/36	127,679
26,512	Pool 871039	5.50%	02/01/37	26,239
35,671	Pool 888163	7.00%	12/01/33	37,363
5,876	Pool 890149	6.50%	10/01/38	6,205
427,035	Pool 890556	4.50%	10/01/43	410,913
4,714	Pool 930562	5.00%	02/01/39	4,685
74,470	Pool 953115	5.50%	11/01/38	74,781
13,589	Pool 976871	6.50%	08/01/36	14,018
7,819	Pool 995097	6.50%	10/01/37	8,257
21,466	Pool 995228	6.50%	11/01/38	22,666
51,861	Pool AA3303	5.50%	06/01/38	51,720
740,229	Pool AB2506	5.00%	03/01/41	734,502
1,924,190	Pool AB2959	4.50%	07/01/40	1,840,114
302,776	Pool AB8676	3.50%	05/01/42	277,673
2,289	Pool AD5222	4.50%	05/01/30	2,277
93,101	Pool AE0137	4.50%	03/01/36	90,773
1,496,564	Pool AE7733	5.00%	11/01/40	1,486,852
270,806	Pool AE9959	5.00%	03/01/41	267,848
181,383	Pool AH0979	3.50%	01/01/41	164,838
59,866	Pool AH1141	4.50%	12/01/40	58,195
46,704	Pool AI6093	4.50%	06/01/31	46,373
12,573	Pool AI6581	4.50%	07/01/41	12,221
1,011,379	Pool AI9124	4.00%	08/01/42	957,077
691,246	Pool AI9158	6.50%	01/01/41	740,421
35,045	Pool AL0212	5.50%	02/01/38	35,289

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$32,678	Pool AL2142	6.50%	09/01/38	$34,395
45,934	Pool AL2892	3.50%	12/01/42	42,623
278,662	Pool AL3093	3.50%	02/01/43	258,627
343,363	Pool AL5890	4.50%	03/01/43	333,761
242,003	Pool AL7637	5.00%	01/01/42	237,824
514,742	Pool AL7905	4.50%	03/01/34	506,592
47,292,334	Pool AL9394	3.00%	11/01/46	41,142,042
9,188,773	Pool AL9401	4.00%	02/01/46	8,676,550
4,748,717	Pool AL9566	3.50%	06/01/46	4,340,676
829,994	Pool AL9777	4.50%	01/01/47	797,973
146,177	Pool AP1197	3.50%	09/01/42	135,928
78,830	Pool AP7963	4.00%	09/01/42	74,003
1,111,102	Pool AQ0411	3.50%	10/01/42	1,033,330
161,355	Pool AQ9999	3.00%	02/01/43	143,914
1,508,749	Pool AS1719	5.00%	02/01/44	1,492,155
119,709	Pool AS7211	3.00%	04/01/46	106,800
24,863,931	Pool AS7738	3.00%	08/01/46	21,778,716
32,713,595	Pool AS7749	3.50%	08/01/46	29,561,653
138,913	Pool AS9990	4.50%	07/01/47	133,179
40,603	Pool AT0332	3.00%	04/01/43	36,410
51,670	Pool AY0013	4.50%	01/01/45	48,976
14,028,295	Pool BF0207	4.50%	04/01/47	13,646,398
9,388	Pool BH9428	4.50%	09/01/47	8,990
30,382	Pool BJ6232	5.00%	04/01/48	29,803
281,623	Pool BJ9100	4.50%	02/01/48	271,143
197,629	Pool BJ9111	4.50%	03/01/48	190,470
755,102	Pool BJ9124	4.50%	04/01/48	727,086
7,952,385	Pool BM3867	4.00%	02/01/46	7,522,400
2,791,052	Pool BM4785	4.50%	10/01/38	2,746,852
5,387,635	Pool BM5178	4.50%	11/01/48	5,183,715
3,788,798	Pool BM5671	4.50%	01/01/49	3,646,929
7,852,147	Pool BM6429	3.00%	09/01/48	6,769,231
16,993,625	Pool BM6732	4.00%	11/01/48	15,997,426
13,305,802	Pool BM7079	4.00%	10/01/48	12,338,983
5,758,193	Pool BM7129	3.00%	01/01/47	5,135,873
14,719,949	Pool BM7521	3.50%	10/01/48	13,310,250
24,593,189	Pool BM7665	3.50%	02/01/48	22,166,062
756,678	Pool BN4059	4.00%	12/01/48	690,842
6,735,000	Pool BS3035	1.39%	09/01/28	6,319,699
3,193,720	Pool BV8046	4.50%	09/01/52	3,059,838
2,752,338	Pool CA2947	4.00%	12/01/48	2,557,857
16,427,581	Pool CA8513	2.50%	01/01/51	13,467,756
46,349,003	Pool FA1024	2.50%	05/01/51	38,004,925
21,432,730	Pool FA1348	4.50%	09/01/52	20,798,632
15,363,522	Pool FA1641	4.50%	09/01/50	14,738,929
47,010,797	Pool FA2450	4.00%	03/01/47	44,175,102
23,095,634	Pool FA5031	3.50%	05/01/47	20,738,265
11,068,638	Pool FA5146	4.50%	01/01/50	10,757,991
1,230,269	Pool FM1284	3.50%	02/01/46	1,140,971

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,046,792	Pool FM1285	4.00%	10/01/43	$993,844
9,954,582	Pool FM2197	4.50%	03/01/47	9,617,121
21,131,791	Pool FM2863	3.50%	09/01/48	19,196,021
56,279,930	Pool FM2972	4.00%	12/01/44	53,222,074
65,014,835	Pool FM3003	4.00%	05/01/49	61,249,465
12,227,953	Pool FM3972	3.50%	07/01/50	10,893,223
4,908,618	Pool FM8218	4.00%	04/01/48	4,598,345
3,193,658	Pool FM9408	4.50%	06/01/46	3,070,474
13,062,590	Pool FP0122	4.50%	07/01/51	12,439,131
9,850,057	Pool FS0045	3.00%	09/01/47	8,678,993
10,177,679	Pool FS0074	3.00%	01/01/47	9,137,680
25,192,665	Pool FS0742	3.50%	05/01/44	23,284,190
9,174,640	Pool FS1046	4.50%	11/01/49	8,798,563
15,051,431	Pool FS1385	3.50%	11/01/48	13,714,591
26,371,047	Pool FS1797	3.50%	07/01/46	24,457,357
6,477,987	Pool FS1884	4.00%	05/01/42	6,100,551
30,667,075	Pool FS2044	4.50%	07/01/44	29,595,006
19,561,018	Pool FS2127	3.50%	06/01/48	17,849,523
5,868,958	Pool FS2787	4.00%	10/01/48	5,551,097
12,001,630	Pool FS2796	3.50%	08/01/47	10,985,004
13,269,255	Pool FS2925	3.00%	08/01/48	11,895,770
30,092,151	Pool FS3541	3.50%	08/01/52	26,741,932
1,000,680	Pool FS4013	4.00%	04/01/42	955,724
948,608	Pool FS4015	5.50%	03/01/49	959,778
20,450,219	Pool FS4157	4.00%	05/01/49	18,838,891
44,064,123	Pool FS8780	3.00%	07/01/50	38,650,917
19,101	Pool MA0096	4.50%	06/01/29	19,027
9,088	Pool MA0295	5.00%	01/01/30	9,113
13,849	Pool MA1222	4.00%	10/01/32	13,588
33,936	Pool MA1228	3.00%	09/01/42	30,269
1,576	Pool MA2509	3.00%	01/01/46	1,363
113,686	Pool MA3101	4.50%	08/01/47	108,979
79,950	Pool MA3123	5.00%	08/01/47	78,776
11,165,856	Pool MA4271	1.50%	02/01/51	8,111,673
6,309,911	Pool MA4341	2.50%	05/01/51	5,110,763
17,999,000	Pool TBA (i)	4.00%	08/15/41	17,243,124
10,500,000	Pool TBA (i)	5.50%	08/15/41	10,609,003
2,076,000	Pool TBA (i)	2.50%	08/15/56	1,692,890
71,000	Pool TBA (i)	3.50%	08/15/56	62,993
103,643,000	Pool TBA (i)	5.00%	08/15/56	100,036,258
150,000,000	Pool TBA (i)	5.50%	08/15/56	148,464,224
50,540,000	Pool TBA	5.00%	09/15/56	48,718,050
197,737,000	Pool TBA (i)	5.50%	09/15/56	195,403,504
62,921,000	Pool TBA (i)	6.00%	09/15/56	63,513,096
50,776,000	Pool TBA	6.00%	10/15/56	51,214,141
	Government National Mortgage Association
16,028	Pool 3227	6.00%	04/20/32	16,450
15,495	Pool 487108	6.00%	04/15/29	15,573
11,045	Pool 553144	5.50%	04/15/33	11,139

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$46,883	Pool 604338	5.00%	05/15/33	$46,958
33,711	Pool 604897	5.00%	12/15/33	33,490
45,607	Pool 605389	5.00%	04/15/34	45,438
87,786	Pool 615403	4.50%	08/15/33	86,204
3,583	Pool 627123	5.50%	03/15/34	3,585
56,065	Pool 638704	5.50%	11/15/36	58,304
37,054	Pool 653143	4.90%	04/15/36	36,770
190,940	Pool 658324	5.50%	03/15/37	194,762
9,359	Pool 687833	6.00%	08/15/38	9,687
34,998	Pool 706840	4.50%	05/15/40	34,298
145,470	Pool 706855	4.50%	09/15/40	142,560
151,921	Pool 711483	4.00%	01/15/40	143,210
76,302	Pool 711543	4.00%	11/15/40	71,926
482,416	Pool 711563	4.50%	03/15/41	472,766
2,569,325	Pool 720225	4.50%	07/15/39	2,486,699
160,428	Pool 723216	4.50%	08/15/40	154,526
38,233	Pool 723248	5.00%	10/15/39	38,191
125,999	Pool 724230	5.00%	08/15/39	125,326
34,201	Pool 724267	5.00%	09/15/39	34,018
104,925	Pool 724340	4.50%	09/15/39	101,421
67,677	Pool 725272	4.50%	11/15/39	65,282
21,952	Pool 726394	4.50%	10/15/39	21,237
123,726	Pool 733595	4.50%	04/15/40	119,033
52,871	Pool 733733	5.00%	06/15/40	52,487
337,869	Pool 736317	4.25%	06/20/36	327,607
65,333	Pool 736617	4.00%	12/15/35	62,910
531,131	Pool 737673	4.50%	11/15/40	509,871
103,933	Pool 737996	4.00%	02/15/41	96,004
73,103	Pool 743673	4.50%	07/15/40	70,850
191,807	Pool 745478	5.00%	08/20/40	188,474
395,525	Pool 748939	4.00%	09/20/40	364,451
52,779	Pool 754384	4.50%	03/20/42	51,756
196,729	Pool 762905	4.50%	04/15/41	188,751
575,208	Pool 769102	4.50%	07/20/41	558,229
139,415	Pool 781623	5.00%	06/15/33	139,245
20,323	Pool 781697	6.00%	11/15/33	20,897
116,252	Pool 781824	5.50%	11/15/34	117,161
4,327	Pool 781862	5.50%	01/15/35	4,403
2,154	Pool 782070	7.00%	06/15/32	2,180
26,954	Pool 782810	4.50%	11/15/39	26,217
45,410	Pool 783091	5.50%	06/15/40	46,655
84,546	Pool 783375	5.00%	08/15/41	83,810
115,583	Pool 783760	5.00%	02/15/42	115,455
2,085,556	Pool 784063	5.00%	09/20/45	2,066,728
258,103	Pool 784343	5.00%	02/15/41	257,818
2,726,778	Pool 784752	4.00%	03/15/45	2,570,831
833,919	Pool 785020	3.00%	05/20/50	707,997
1,597,819	Pool AC0197	4.00%	12/20/42	1,482,774
20,398	Pool AG8899	4.00%	12/20/43	18,816

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$463,277	Pool AI6317	4.50%	06/20/44	$439,423
230,675	Pool AK2389	4.50%	11/20/44	219,267
54,426	Pool AN4469	5.00%	12/15/40	53,866
125,550	Pool AR8421	5.00%	10/20/41	124,135
636,006	Pool BB1216	4.50%	06/20/47	602,565
327,036	Pool BB4731	4.00%	07/20/47	298,177
244,262	Pool BB4757	4.00%	08/20/47	225,466
81,498	Pool BB4769	4.00%	08/20/47	74,414
208,280	Pool BD0483	4.50%	11/20/47	197,332
286,128	Pool BF0415	5.00%	06/20/35	282,548
128,125	Pool BL6909	5.00%	03/20/49	124,862
16,546,000	Pool DO5687	5.72%	06/15/53	16,577,088
52,171	Pool MA1162	6.00%	07/20/43	54,609
7,811	Pool MA2215	3.50%	09/20/44	6,800
49,565	Pool MA2759	6.00%	01/20/45	51,855
24,522	Pool MA2897	6.00%	03/20/45	25,667
1,078,893	Pool MA5714	6.00%	01/20/49	1,130,403
64,864,357	Pool MA7192	2.00%	02/20/51	52,093,256
11,072,000	Pool TBA (i)	4.00%	08/15/56	10,018,247
73,659,000	Pool TBA (i)	4.50%	08/15/56	69,052,298
2,500,000	Pool TBA (i)	5.00%	08/15/56	2,419,266
5,000,000	Pool TBA (i)	5.50%	09/15/56	4,959,501
				2,202,267,801
	Total U.S. Government Agency Mortgage-Backed Securities			5,224,657,554
	(Cost $5,426,797,450)
U.S. GOVERNMENT BONDS AND NOTES — 10.4%
17,100,000	U.S. Treasury Bond	2.25%	08/15/46	10,644,416
15,300,000	U.S. Treasury Bond	2.25%	08/15/49	9,040,149
17,300,000	U.S. Treasury Bond	1.63%	11/15/50	8,562,486
33,300,000	U.S. Treasury Bond, STRIPS	(g)	11/15/33	23,795,464
14,450,000	U.S. Treasury Bond, STRIPS	(g)	02/15/34	10,195,124
23,400,000	U.S. Treasury Bond, STRIPS	(g)	05/15/34	16,303,586
13,500,000	U.S. Treasury Bond, STRIPS	(g)	08/15/34	9,288,933
70,333,000	U.S. Treasury Bond, STRIPS	(g)	11/15/34	47,740,593
63,418,000	U.S. Treasury Bond, STRIPS	(g)	02/15/35	42,490,290
63,205,000	U.S. Treasury Bond, STRIPS	(g)	05/15/35	41,802,270
10,200,000	U.S. Treasury Bond, STRIPS	(g)	08/15/35	6,657,385
13,500,000	U.S. Treasury Bond, STRIPS	(g)	11/15/35	8,689,012
27,339,000	U.S. Treasury Bond, STRIPS	(g)	02/15/36	17,373,017
9,185,000	U.S. Treasury Bond, STRIPS	(g)	05/15/36	5,763,235
10,000,000	U.S. Treasury Bond, STRIPS	(g)	08/15/36	6,178,480
14,000,000	U.S. Treasury Bond, STRIPS	(g)	02/15/37	8,395,002
8,600,000	U.S. Treasury Bond, STRIPS	(g)	05/15/37	5,087,541
23,853,000	U.S. Treasury Bond, STRIPS	(g)	05/15/38	13,283,195
10,000,000	U.S. Treasury Bond, STRIPS	(g)	05/15/39	5,244,860
3,833,000	U.S. Treasury Bond, STRIPS	(g)	08/15/39	1,978,360
22,500,000	U.S. Treasury Bond, STRIPS	(g)	11/15/39	11,437,567
42,024,000	U.S. Treasury Bond, STRIPS	(g)	02/15/40	21,010,888
20,000,000	U.S. Treasury Bond, STRIPS	(g)	05/15/40	9,841,093

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$43,500,000	U.S. Treasury Bond, STRIPS	(g)	08/15/40	$21,035,088
28,300,000	U.S. Treasury Bond, STRIPS	(g)	11/15/40	13,456,735
25,825,000	U.S. Treasury Bond, STRIPS	(g)	02/15/41	12,070,542
35,750,000	U.S. Treasury Bond, STRIPS	(g)	05/15/41	16,437,219
5,000,000	U.S. Treasury Bond, STRIPS	(g)	05/15/42	2,155,964
34,000,000	U.S. Treasury Bond, STRIPS	(g)	08/15/42	14,417,235
5,340,000	U.S. Treasury Bond, STRIPS	(g)	11/15/43	2,092,895
5,220,000	U.S. Treasury Bond, STRIPS	(g)	08/15/44	1,955,372
5,350,000	U.S. Treasury Bond, STRIPS	(g)	11/15/44	1,974,529
59,334,000	U.S. Treasury Inflation Indexed Bond (j) (k)	0.13%	04/15/27	58,037,890
32,817,000	U.S. Treasury Inflation Indexed Bond (k)	2.38%	10/15/28	33,018,738
16,248,600	U.S. Treasury Inflation Indexed Bond (j) (k)	2.13%	04/15/29	16,203,515
15,972,450	U.S. Treasury Inflation Indexed Bond (k)	1.63%	10/15/29	15,769,863
15,788,100	U.S. Treasury Inflation Indexed Bond (k)	1.63%	04/15/30	15,488,699
15,537,300	U.S. Treasury Inflation Indexed Bond (k)	1.13%	10/15/30	14,972,555
18,751,650	U.S. Treasury Inflation Indexed Bond (k)	0.13%	07/15/31	17,076,321
18,130,500	U.S. Treasury Inflation Indexed Bond (k)	0.13%	01/15/32	16,269,477
30,000,000	U.S. Treasury Note (j)	4.13%	02/15/27	30,017,916
4,000,000	U.S. Treasury Note	4.50%	04/15/27	4,012,181
15,000,000	U.S. Treasury Note (j)	4.13%	07/31/28	14,958,105
	Total U.S. Government Bonds and Notes			662,223,785
	(Cost $685,748,664)
MORTGAGE-BACKED SECURITIES — 7.8%
	Collateralized Mortgage Obligations — 5.6%
	Arroyo Mortgage Trust
9,000,000	Series 2019-2, Class M1 (a)	4.76%	04/25/49	8,586,688
1,090,546	Series 2019-3, Class A3 (a)	3.42%	10/25/48	1,053,395
1,209,442	Series 2021-1R, Class A2 (a)	1.48%	10/25/48	1,104,186
1,669,755	Series 2021-1R, Class A3 (a)	1.64%	10/25/48	1,527,818
	BRAVO Residential Funding Trust
674,144	Series 2021-NQM1, Class A2 (a)	1.26%	02/25/49	635,404
1,685,359	Series 2021-NQM1, Class A3 (a)	1.33%	02/25/49	1,585,644
691,765	Series 2025-NQM3, Class A1 (a)	5.57%	03/25/65	693,808
	Chase Home Lending Mortgage Trust
1,527,421	Series 2019-ATR2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (e)	4.74%	07/25/49	1,493,429
	Chase Mortgage Finance Corp.
13,134,257	Series 2026-CINV1, Class A11, 30 Day Average SOFR + 1.20% (a) (e)	4.83%	01/25/57	13,152,727
	CIM Trust
567,834	Series 2019-INV1, Class A11 (a)	4.00%	02/25/49	532,684
	Citigroup Global Markets Mortgage Securities VII, Inc.
207	Series 2003-UP2, Class PO1, PO (f)	(g)	12/25/18	206
	COLT Mortgage Loan Trust
3,554,334	Series 2025-4, Class A1, steps up to 6.79% on 05/01/2029 (a) (l)	5.79%	04/25/70	3,566,601
	Connecticut Avenue Securities Trust
4,478,673	Series 2022-R02, Class 2M2, 30 Day Average SOFR + 3.00% (a) (e)	6.62%	01/25/42	4,520,526
694,123	Series 2024-R01, Class 1M1, 30 Day Average SOFR + 1.05% (a) (e)	4.67%	01/25/44	693,819

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Connecticut Avenue Securities Trust (Continued)
$3,990,266	Series 2024-R04, Class 1A1, 30 Day Average SOFR + 1.00% (a) (e)	4.62%	05/25/44	$3,995,325
4,440,809	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (e)	4.62%	07/25/44	4,446,647
4,084,976	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (a) (e)	4.62%	02/25/45	4,088,761
	Credit Suisse Mortgage Trust
207,221	Series 2018-RPL9, Class A (a)	3.85%	09/25/57	197,111
387,081	Series 2021-RPL4, Class A1 (a)	4.14%	12/27/60	386,035
849,151	Series 2021-RPL6, Class A1 (a)	2.00%	10/25/60	761,092
	Ellington Financial Mortgage Trust
2,422,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	2,309,447
5,073,979	Series 2022-2, Class A1 (a)	5.30%	04/25/67	4,997,344
4,813,137	Series 2023-1, Class A1, steps up to 6.73% on 01/01/2027 (a) (l)	5.73%	02/25/68	4,816,159
2,760,700	Series 2025-NQM6, Class A1 (a) (d)	5.00%	12/25/70	2,736,293
1,211,833	Series 2026-AE1, Class A29, 30 Day Average SOFR + 1.15% (a) (e)	4.77%	11/25/60	1,212,533
1,420,125	Series 2026-NQM3, Class A1 (a) (d)	5.03%	03/25/71	1,407,086
	Flagstar Mortgage Trust
67,831	Series 2018-2, Class A4 (a)	3.50%	04/25/48	62,839
3,153,648	Series 2018-4, Class B1 (a) (b)	4.12%	07/25/48	2,892,279
1,097,004	Series 2019-2, Class A11 (a)	3.50%	12/25/49	970,188
	GCAT Trust
10,008,685	Series 2025-INV5, Class A28, 30 Day Average SOFR + 1.50% (a) (e)	5.12%	12/25/55	10,022,548
	GS Mortgage-Backed Securities Trust
176,856	Series 2019-PJ3, Class A1 (a)	3.50%	03/25/50	163,016
2,663,621	Series 2021-PJ6, Class A8 (a)	2.50%	11/25/51	2,353,198
10,000,000	Series 2022-LTV1, Class A14 (a)	3.00%	06/25/52	6,993,103
6,785,235	Series 2025-PJ11, Class A27, 30 Day Average SOFR + 1.35% (a) (e)	4.97%	05/25/56	6,802,251
	HOMES Trust
3,473,763	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (a) (l)	5.22%	08/25/59	3,462,329
2,063,533	Series 2025-AFC2, Class A1A, steps up to 6.47% on 06/01/2029 (a) (l)	5.47%	06/25/60	2,062,673
2,592,023	Series 2025-AFC4, Class A1 (a) (d)	5.15%	11/25/60	2,574,807
4,376,614	Series 2026-AFC1, Class A1 (a) (d)	4.85%	02/25/61	4,327,572
	JP Morgan Mortgage Trust
2,891	Series 2004-S2, Class 5A1	5.50%	12/25/19	2,782
970,631	Series 2019-1, Class A5 (a)	4.00%	05/25/49	879,116
416,229	Series 2019-8, Class A15 (a)	3.50%	03/25/50	369,634
4,848,225	Series 2019-INV1, Class B1 (a) (b)	4.93%	09/25/49	4,648,854
807,231	Series 2019-INV2, Class A15 (a)	3.50%	02/25/50	715,334
2,911,173	Series 2020-INV1, Class A15 (a)	3.50%	08/25/50	2,565,345
11,850,000	Series 2025-3, Class A1C, steps up to 6.64% on 04/01/2029 (a) (l)	5.64%	09/25/55	11,721,947
3,000,000	Series 2025-5MPR, Class A1C, steps up to 6.82% on 05/01/2029 (a) (l)	5.82%	11/25/55	2,970,252

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Mortgage Trust (Continued)
$2,794,779	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (a) (e)	4.72%	07/25/56	$2,773,926
2,565,983	Series 2026-LTV1, Class A1 (a) (d)	5.42%	09/25/56	2,548,954
	Mello Mortgage Capital Acceptance
3,321,545	Series 2018-MTG2, Class A9 (a)	4.30%	10/25/48	3,106,904
	MetLife Securitization Trust
3,285,633	Series 2018-1A, Class A (a)	3.75%	03/25/57	3,160,548
	MFRA Trust
9,738,168	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/2028 (a) (l)	5.72%	12/25/69	9,749,348
2,608,326	Series 2025-NQM5, Class A1 (a) (d)	5.19%	11/25/70	2,583,842
3,203,759	Series 2026-NQM1, Class A1 (a) (d)	5.05%	02/25/71	3,175,727
	Morgan Stanley Residential Mortgage Loan Trust
6,216,124	Series 2025-SPL1, Class A1 (a) (d)	4.25%	02/25/65	6,002,186
1,400,000	Series 2026-CLTR1, Class A1LC, steps up to 6.61% on 07/01/2030 (a) (l)	5.61%	07/25/68	1,391,992
	New Residential Mortgage Loan Trust
2,201,522	Series 2015-2A, Class B1 (a)	4.50%	08/25/55	2,176,711
2,225,440	Series 2016-1A, Class A1 (a)	3.75%	03/25/56	2,117,778
1,628,018	Series 2016-3A, Class B1 (a)	4.00%	09/25/56	1,583,139
5,864,386	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (e)	4.59%	01/25/48	5,801,661
	Onslow Bay Mortgage Loan Trust
374,601	Series 2018-EXP1, Class 1A3 (a)	4.00%	04/25/48	347,255
4,824,750	Series 2021-NQM4, Class A1 (a)	1.96%	10/25/61	4,081,483
1,646,933	Series 2025-NQM6, Class A1, steps up to 6.60% on 03/01/2029 (a) (l)	5.60%	03/25/65	1,647,744
5,460,664	Series 2026-J1, Class AF, 30 Day Average SOFR + 1.35% (a) (e)	4.97%	02/25/56	5,468,055
9,245,000	Series 2026-NQM4, Class A1LC, steps up to 6.23% on 03/01/2030 (a) (l)	5.23%	02/25/66	9,157,208
	PMT Loan Trust
12,699,306	Series 2025-CNF2, Class A26, 30 Day Average SOFR + 1.40% (a) (e)	5.02%	01/25/57	12,754,051
3,911,183	Series 2025-INV11, Class A36, 30 Day Average SOFR + 1.35% (a) (e)	4.97%	11/25/56	3,914,939
	PRKCM Trust
1,848,083	Series 2025-AFC2, Class A1 (a) (d)	5.02%	12/25/60	1,828,293
2,127,319	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/2029 (a) (l)	5.55%	02/25/60	2,128,758
742,520	Series 2025-HOME1, Class A1B, steps up to 6.65% on 03/01/2029 (a) (l)	5.65%	02/25/60	742,827
	Provident Funding Mortgage Trust
947,242	Series 2019-1, Class A5 (a)	3.00%	12/25/49	795,686
2,057,682	Series 2020-1, Class A5 (a)	3.00%	02/25/50	1,755,289
	PRPM LLC
273,482	Series 2024-8, Class A1, steps up to 8.90% on 12/25/2027 (a) (l)	5.90%	12/25/29	273,136
7,840,000	Series 2024-RCF2, Class A2, steps up to 4.75% on 03/25/2028 (a) (l)	3.75%	03/25/54	7,626,652
4,000,000	Series 2024-RCF2, Class A3, steps up to 4.75% on 03/25/2028 (a) (l)	3.75%	03/25/54	3,885,241

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM LLC (Continued)
$3,781,105	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/2028 (a) (l)	3.50%	05/25/54	$3,685,679
8,033,052	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/2028 (a) (l)	4.00%	11/25/54	7,825,261
13,545,160	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/2028 (a) (l)	4.00%	12/25/54	13,182,350
3,421,222	Series 2025-7, Class A1, steps up to 8.50% on 08/01/2028 (a) (l)	5.50%	08/25/30	3,409,943
1,160,207	Series 2025-RCF4, Class A1, steps up to 5.50% on 08/01/2029 (a) (l)	4.50%	08/25/55	1,136,515
1,534,189	Series 2025-RCF5, Class A1, steps up to 5.84% on 10/01/2029 (a) (l)	4.84%	10/25/55	1,525,818
2,493,756	Series 2025-RCF6, Class A1, steps up to 5.94% on 12/01/2029 (a) (l)	4.94%	12/25/55	2,455,838
1,672,083	Series 2025-RPL3, Class A1, steps up to 4.25% on 04/01/2028 (a) (l)	3.25%	04/25/55	1,618,030
4,787,040	Series 2025-RPL4, Class A1, steps up to 4.00% on 05/01/2029 (a) (l)	3.00%	05/25/55	4,536,527
4,904,893	Series 2026-4, Class A1, steps up to 9.30% on 06/01/2029 (a) (l)	6.30%	06/25/31	4,909,486
5,428,734	Series 2026-RCF4, Class A1, steps up to 6.25% on 06/01/2030 (a) (l)	5.25%	06/25/56	5,389,728
	PRPM Trust
3,652,276	Series 2025-NQM2, Class A1, steps up to 6.69% on 05/01/2029 (a) (l)	5.69%	04/25/70	3,664,389
1,828,934	Series 2025-NQM6, Class A1 (a) (d)	4.99%	12/25/70	1,805,816
3,234,634	Series 2026-NQM1, Class A1 (a) (d)	5.13%	02/25/71	3,201,092
2,800,000	Series 2026-R1, Class A1 (a) (d)	5.00%	01/25/68	2,757,042
	Redwood Funding Trust
6,695,390	Series 2025-3, Class A (a)	6.23%	12/27/56	6,752,500
8,710,267	Series 2026-2, Class A (a)	6.26%	11/27/56	8,704,910
8,110,000	Series 2026-RR1, Class A1, steps up to 9.55% on 07/27/2028 (a) (h) (l)	6.63%	07/27/30	8,109,882
	Santander Mortgage Asset Receivable Trust
4,238,350	Series 2026-NQM3, Class A1 (a) (d)	5.18%	03/25/66	4,200,736
	Sequoia Mortgage Trust
150,095	Series 2017-CH1, Class A13 (a)	4.00%	08/25/47	138,744
4,112,105	Series 2018-CH1, Class B1B (a)	4.43%	03/25/48	3,894,862
	Starwood Mortgage Residential Trust
6,252,785	Series 2022-3, Class A1 (a)	5.16%	03/25/67	6,144,340
	TIAA Bank Mortgage Loan Trust
668,695	Series 2018-3, Class A1 (a)	4.00%	11/25/48	618,894
	Towd Point Mortgage Trust
1,850,000	Series 2017-4, Class B4 (a)	3.64%	06/25/57	1,413,313
5,017,004	Series 2019-1, Class A1 (a)	3.75%	03/25/58	4,849,040
2,211,136	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (e)	4.84%	05/25/58	2,240,918
	TRK Trust
2,147,872	Series 2021-INV1, Class A1 (a)	1.15%	07/25/56	1,937,267
	Vista Point Securitization Trust
2,973,205	Series 2020-1, Class M1 (a)	4.15%	03/25/65	2,961,909

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Wells Fargo Mortgage Backed Securities Trust
$154,151	Series 2019-1, Class A1 (a)	3.91%	11/25/48	$141,808
	WinWater Mortgage Loan Trust
397,052	Series 2016-1, Class 2A3 (a)	3.00%	12/20/30	382,819
2,418,966	Series 2016-1, Class B1 (a) (b)	3.77%	01/20/46	2,296,414
				355,532,038
	Commercial Mortgage-Backed Securities — 2.2%
	Arbor Multifamily Mortgage Securities Trust
7,400,000	Series 2020-MF1, Class A4 (a)	2.50%	05/15/53	6,837,333
2,963,000	Series 2020-MF1, Class AS (a)	3.06%	05/15/53	2,746,211
	BANK
7,648,525	Series 2019-BN23, Class XA, IO (b)	0.68%	12/15/52	141,862
8,120,571	Series 2020-BN26, Class XA, IO (b)	1.19%	03/15/63	245,595
3,450,000	Series 2022-BNK43, Class ASB	4.50%	08/15/55	3,392,554
	BBCMS Mortgage Trust
8,812,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (e)	4.60%	03/15/37	8,341,785
	Benchmark Mortgage Trust
75,055,197	Series 2024-V6, Class XA, IO (b)	1.33%	03/15/57	2,191,297
	BMO Mortgage Trust
78,497,563	Series 2024-5C3, Class XA, IO (b)	1.12%	02/15/57	1,790,600
64,613,729	Series 2025-C13, Class XA, IO (b)	1.01%	10/15/58	4,712,570
	BOCA Commercial Mortgage Trust
4,650,000	Series 2025-BOCA, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (e)	5.28%	12/15/42	4,665,647
	BWAY Trust
3,753,000	Series 2025-1535, Class A (a) (b)	6.31%	05/05/42	3,766,623
2,859,000	Series 2025-1535, Class B (a) (b)	7.46%	05/05/42	2,942,800
	BX Commercial Mortgage Trust
2,900,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	2,670,977
3,410,000	Series 2026-CSMO, Class A, 1 Mo. CME Term SOFR + 1.40% (a) (e)	5.08%	02/15/43	3,424,128
3,655,000	Series 2026-VLT10, Class A (a) (b)	5.36%	07/13/58	3,473,644
	BX Trust
3,000,000	Series 2025-ARIA, Class A (a) (b)	5.03%	12/13/42	2,982,666
3,500,000	Series 2025-DELC, Class A, 1 Mo. CME Term SOFR + 1.55% (a) (e)	5.23%	12/15/42	3,513,756
5,740,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (e)	5.28%	07/15/42	5,765,576
3,245,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (a) (e)	5.38%	12/15/44	3,242,396
	CFCRE Commercial Mortgage Trust
184,890,606	Series 2017-C8, Class XA, IO (b)	1.43%	06/15/50	798,302
	COMM Mortgage Trust
41,260,000	Series 2024-277P, Class X, IO (a) (b)	0.66%	08/10/44	811,526
	CONE Commercial Mortgage Trust
3,085,000	Series 2026-ACD6, Class A (a)	6.06%	07/15/43	3,065,063
	CSAIL Commercial Mortgage Trust
55,530,087	Series 2020-C19, Class XA, IO (b)	1.08%	03/15/53	1,614,326

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	FIVE Mortgage Trust
$25,958,625	Series 2023-V1, Class XA, IO (d)	0.65%	02/10/56	$186,219
	GGP Trust
6,490,258	Series 2026-2PAK, Class A (b)	5.83%	05/10/43	6,458,548
	GS Mortgage Securities Trust
4,025,000	Series 2024-FAIR, Class A (a) (b)	5.88%	07/15/29	4,001,122
	Hilton USA Trust
4,250,000	Series 2016-HHV, Class A (a)	3.72%	11/05/38	4,239,455
	Houston Galleria Mall Trust
9,580,000	Series 2025-HGLR, Class A (a) (b)	5.46%	02/05/45	9,611,446
	JP Morgan Chase Commercial Mortgage Securities Trust
1,462,209	Series 2017-JP5, Class A4	3.46%	03/15/50	1,456,826
3,561,390	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (a) (e)	4.93%	06/15/35	2,332,710
6,215,000	Series 2025-PHNY, Class A, 1 Mo. CME Term SOFR + 1.64% (a) (e)	5.32%	01/15/41	6,234,446
	JW Trust
3,500,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (a) (e)	5.27%	11/15/39	3,508,423
	Morgan Stanley Capital I Trust
4,527,000	Series 2018-MP, Class A (a) (b)	4.28%	07/11/40	4,268,183
	MSWF Commercial Mortgage Trust
22,120,825	Series 2023-1, Class XA, IO (b)	0.86%	05/15/56	982,512
	NRTH Commercial Mortgage Trust
5,611,500	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (e)	5.07%	10/15/40	5,632,549
	NY Commercial Mortgage Trust
3,230,000	Series 2025-299P, Class A (a) (b)	5.66%	02/10/47	3,287,046
	NYO Commercial Mortgage Trust
5,300,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (e)	4.89%	11/15/38	5,304,087
	One Bryant Park Trust
2,250,000	Series 2019-OBP, Class A (a)	2.52%	09/15/54	2,073,530
	SKY Trust
1,206,875	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (e)	6.26%	04/15/42	1,214,630
	Wells Fargo Commercial Mortgage Trust
3,519,700	Series 2018-C47, Class AS	4.67%	09/15/61	3,459,276
5,099,446	Series 2025-B33RP, Class A, 1 Mo. CME Term SOFR + 1.35% (a) (e)	5.03%	08/15/42	5,105,625
				142,493,870
	Total Mortgage-Backed Securities			498,025,908
	(Cost $503,006,934)
ASSET-BACKED SECURITIES — 1.4%
	Capital Street Master Trust
2,500,000	Series 2025-1, Class A, 30 Day Average SOFR + 1.10% (a) (e)	4.72%	08/16/29	2,500,140
	CoreVest American Finance Trust
1,665,068	Series 2021-1, Class A (a)	1.57%	04/15/53	1,637,429
2,127,730	Series 2021-2, Class A (a)	1.41%	07/15/54	2,060,104
450,072	Series 2021-3, Class A (a)	1.90%	10/15/54	448,328

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Exeter Select Automobile Receivables Trust
$4,250,000	Series 2025-1, Class D	6.14%	09/15/31	$4,329,257
	Figre
4,891,145	Series 2026-FL2, Class A1 (a) (d)	5.52%	06/25/56	4,877,075
	FIGRE Trust
3,579,187	Series 2026-FL1, Class A1FC, steps up to 6.49% on 03/01/2030 (a) (l)	5.49%	03/25/56	3,570,970
5,672,200	Series 2026-FL1, Class A1LC, steps up to 6.49% on 03/01/2030 (a) (l)	5.49%	03/25/56	5,616,238
	FNA VI LLC
1,886,623	Series 2021-1A, Class A (a)	1.35%	01/10/32	1,780,859
	Gracie Point International Funding LLC
16,300,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (a) (e)	5.13%	08/15/28	16,326,416
	GSAMP Trust
382,024	Series 2006-SEA1, Class M2, 1 Mo. CME Term SOFR + CSA + 1.65% (a) (e)	3.56%	05/25/36	592,040
	Island Finance Trust
3,000,000	Series 2025-1A, Class A (a)	6.54%	03/19/35	3,010,100
	Oscar US Funding XVII LLC
4,900,000	Series 2024-2A, Class A3 (a)	4.47%	03/12/29	4,890,912
	Pagaya AI Debt Grantor Trust
1,804,420	Series 2024-10, Class A (a)	5.18%	06/15/32	1,807,076
2,238,269	Series 2024-11, Class A (a)	5.09%	07/15/32	2,241,941
3,364,214	Series 2025-1, Class A2 (a)	5.16%	07/15/32	3,368,432
1,428,238	Series 2025-2, Class A (a) (d)	4.96%	10/15/32	1,429,421
3,229,004	Series 2025-4, Class A2 (a)	5.37%	01/17/33	3,237,144
1,571,108	Series 2025-5, Class A2 (a)	5.11%	03/15/33	1,571,147
	PFS Financing Corp.
2,500,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (a) (e)	4.58%	04/15/29	2,508,692
	Progress Residential Trust
5,472,158	Series 2025-SFR1, Class A (a)	3.40%	02/17/42	5,170,343
4,341,000	Series 2025-SFR3, Class A (a)	3.39%	07/17/42	4,068,071
	Research-Driven Pagaya Motor Asset Trust
2,999,027	Series 2025-1A, Class A (a)	5.04%	06/27/33	3,000,375
4,922,602	Series 2026-R1A, Class A (a)	5.66%	07/25/34	4,914,058
	Research-Driven Pagaya Motor Trust
8,000,000	Series 2025-5A, Class A3 (a)	4.84%	06/26/34	7,973,323
	Total Asset-Backed Securities			92,929,891
	(Cost $92,498,664)
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
5,000,000	Tennessee Valley Authority	5.25%	02/01/55	4,706,485
	(Cost $4,826,150)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
20,000	First Trust AAA CMBS ETF (m)	402,700
90,000	First Trust Intermediate Government Opportunities ETF (m)	1,779,336

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (Continued)
	Capital Markets (Continued)
73,956	First Trust Long Duration Opportunities ETF (m)	$1,541,983
22,500	First Trust Structured Credit Income Opportunities ETF (m)	461,025
	Total Exchange-Traded Funds	4,185,044
	(Cost $4,439,520)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 7.6%
$30,000,000	U.S. Treasury Bill	(g)	08/04/26	29,997,000
10,000,000	U.S. Treasury Bill	(g)	08/06/26	9,997,004
30,000,000	U.S. Treasury Bill	(g)	08/11/26	29,975,989
10,000,000	U.S. Treasury Bill	(g)	08/13/26	9,990,000
20,000,000	U.S. Treasury Bill	(g)	08/18/26	19,969,979
30,000,000	U.S. Treasury Bill	(g)	08/20/26	29,948,929
30,000,000	U.S. Treasury Bill	(g)	08/25/26	29,934,092
20,000,000	U.S. Treasury Bill	(g)	08/27/26	19,952,000
5,000,000	U.S. Treasury Bill	(g)	09/01/26	4,985,420
10,000,000	U.S. Treasury Bill	(g)	09/03/26	9,968,726
20,000,000	U.S. Treasury Bill	(g)	09/08/26	19,927,698
40,000,000	U.S. Treasury Bill (j)	(g)	09/15/26	39,826,925
10,000,000	U.S. Treasury Bill	(g)	09/17/26	9,954,374
20,000,000	U.S. Treasury Bill	(g)	09/22/26	19,897,817
20,000,000	U.S. Treasury Bill	(g)	09/24/26	19,893,345
20,000,000	U.S. Treasury Bill	(g)	09/29/26	19,883,308
20,000,000	U.S. Treasury Bill	(g)	10/06/26	19,869,911
30,000,000	U.S. Treasury Bill	(g)	10/08/26	29,798,104
20,000,000	U.S. Treasury Bill	(g)	10/15/26	19,850,869
50,000,000	U.S. Treasury Bill	(g)	10/27/26	49,569,038
10,000,000	U.S. Treasury Bill	(g)	11/03/26	9,905,965
10,000,000	U.S. Treasury Bill	(g)	11/10/26	9,898,224
20,000,000	U.S. Treasury Bill	(g)	11/17/26	19,780,050
	Total U.S. Treasury Bills			482,774,767
	(Cost $482,650,540)

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
125,769,409	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (n)	125,769,409
	(Cost $125,769,409)
	Total Investments — 111.6%	7,095,272,843
	(Cost $7,325,737,331)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
519	U.S. Treasury Long Bond Futures, expiring September 2026	$56,214,188	$110.00	08/21/26	227,062
	(Cost $408,808)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (Continued)
	Put Options Purchased — 0.0%
403	U.S. 10-Year Treasury Note Futures, expiring September 2026	$43,524,000	$107.50	08/21/26	$163,719
70	U.S. 10-Year Treasury Note Futures, expiring September 2026	7,560,000	109.00	08/21/26	83,125
	Total Put Options Purchased				246,844
	(Cost $179,453)
	Total Purchased Options				473,906
	(Cost $588,261)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (3.8)%
	Pass-Through Securities — (3.8)%
	Federal National Mortgage Association
$(10,000,000)	Pool TBA	4.00%	09/15/41	(9,572,233)
(9,960,000)	Pool TBA	3.00%	09/15/56	(8,485,450)
(22,500,000)	Pool TBA	3.50%	09/15/56	(19,945,899)
(27,837,000)	Pool TBA (i)	4.00%	09/15/56	(25,395,392)
(160,596,000)	Pool TBA (i)	4.50%	09/15/56	(150,599,872)
(6,928,000)	Pool TBA	4.00%	10/15/56	(6,317,903)
	Government National Mortgage Association
(21,131,000)	Pool TBA (i)	3.00%	09/15/56	(18,309,675)
	Total Investments Sold Short — (3.8)%			(238,626,424)
	(Proceeds $243,149,681)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
	Call Options Written — (0.0)%
(657)	3 Month SOFR Futures, expiring December 2027	$(157,441,837)	$97.50	12/10/27	(127,294)
(450)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(92,524,219)	103.50	08/21/26	(7,032)
(70)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(14,392,656)	103.75	08/21/26	(0)
(18)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(3,700,969)	104.75	08/21/26	(0)
(483)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(51,186,680)	109.00	08/21/26	(3,774)
(586)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(62,102,266)	109.50	08/21/26	(4,578)
(197)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(20,877,383)	110.00	08/21/26	(0)
(147)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(15,578,555)	111.00	08/21/26	(0)
(2,700)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(285,820,312)	107.50	11/20/26	(738,282)
(448)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(47,425,000)	108.00	11/20/26	(84,000)
(70)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(7,560,000)	109.00	08/21/26	(13,125)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(111)	U.S. 10-Year Treasury Note Futures, expiring September 2026	$(11,988,000)	$114.00	08/21/26	$(0)
(92)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(9,936,000)	115.00	08/21/26	(0)
(400)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(43,087,500)	109.50	11/20/26	(300,000)
(491)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(52,889,906)	109.50	11/20/26	(283,859)
(141)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(15,188,344)	110.00	11/20/26	(63,891)
(105)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(11,310,469)	111.00	11/20/26	(29,531)
(475)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(51,166,406)	112.00	11/20/26	(81,641)
(350)	U.S. Treasury Long Bond Futures, expiring September 2026	(37,909,375)	117.00	08/21/26	(5,469)
(72)	U.S. Treasury Long Bond Futures, expiring September 2026	(7,798,500)	119.00	08/21/26	(1,125)
(185)	U.S. Treasury Long Bond Futures, expiring September 2026	(20,037,813)	121.00	08/21/26	(0)
(178)	U.S. Treasury Long Bond Futures, expiring December 2026	(19,196,188)	113.00	11/20/26	(125,156)
(306)	U.S. Treasury Long Bond Futures, expiring December 2026	(33,000,188)	114.00	11/20/26	(167,344)
(539)	U.S. Treasury Long Bond Futures, expiring December 2026	(58,127,781)	115.00	11/20/26	(227,391)
(767)	U.S. Treasury Long Bond Futures, expiring December 2026	(82,716,156)	116.00	11/20/26	(251,672)
(200)	U.S. Treasury Long Bond Futures, expiring December 2026	(21,568,750)	118.00	11/20/26	(40,625)
(147)	U.S. Treasury Long Bond Futures, expiring December 2026	(15,853,031)	120.00	11/20/26	(20,672)
(111)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(12,175,313)	116.00	08/21/26	(6,937)
(88)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(9,652,500)	118.00	08/21/26	(2,750)
(15)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(1,645,313)	120.00	08/21/26	(469)
	Total Call Options Written				(2,586,617)
	(Premiums received $6,452,260)
	Put Options Written — (0.4)%
(500)	3 Month SOFR Futures, expiring December 2027	(119,818,750)	95.00	12/10/27	(259,375)
(305)	3 Month SOFR Futures, expiring December 2027	(73,089,438)	95.50	12/10/27	(244,000)
(887)	3 Month SOFR Futures, expiring December 2027	(212,558,462)	96.00	12/10/27	(1,147,556)
(543)	3 Month SOFR Futures, expiring December 2027	(130,123,163)	96.38	12/10/27	(1,007,944)
(70)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(14,392,656)	102.50	08/21/26	(9,844)
(305)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(62,710,859)	102.75	08/21/26	(90,547)
(507)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(104,243,953)	103.00	08/21/26	(285,187)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(209)	U.S. 2-Year Treasury Note Futures, expiring September 2026	$(42,972,359)	$103.25	08/21/26	$(199,203)
(248)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(50,991,125)	103.50	08/21/26	(348,750)
(18)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(3,700,969)	103.75	08/21/26	(34,031)
(100)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(20,537,500)	102.38	11/20/26	(51,563)
(773)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(158,754,875)	102.50	11/20/26	(471,048)
(343)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(70,443,625)	102.63	11/20/26	(241,172)
(328)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(67,363,000)	102.75	11/20/26	(266,500)
(403)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(42,708,555)	107.00	08/21/26	(437,633)
(1,651)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(174,967,305)	107.50	08/21/26	(2,553,891)
(45)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(4,768,945)	108.00	08/21/26	(91,758)
(1,200)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(127,171,875)	108.50	08/21/26	(3,037,500)
(1,033)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(109,352,734)	105.00	11/20/26	(564,922)
(94)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(9,950,781)	106.25	11/20/26	(100,609)
(36)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(3,810,938)	106.50	11/20/26	(43,594)
(174)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(18,743,063)	106.50	11/20/26	(152,250)
(1,011)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(108,903,656)	107.00	11/20/26	(1,042,594)
(173)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(18,635,344)	107.50	11/20/26	(213,547)
(18)	U.S. Treasury Long Bond Futures, expiring September 2026	(1,949,625)	106.00	08/21/26	(8,719)
(250)	U.S. Treasury Long Bond Futures, expiring September 2026	(27,078,125)	111.00	08/21/26	(726,562)
(173)	U.S. Treasury Long Bond Futures, expiring October 2026	(18,656,969)	109.00	09/25/26	(421,687)
(162)	U.S. Treasury Long Bond Futures, expiring November 2026	(17,470,688)	108.00	10/23/26	(372,094)
(250)	U.S. Treasury Long Bond Futures, expiring November 2026	(26,960,938)	110.00	10/23/26	(843,750)
(35)	U.S. Treasury Long Bond Futures, expiring December 2026	(3,774,531)	104.00	11/20/26	(44,844)
(601)	U.S. Treasury Long Bond Futures, expiring December 2026	(64,814,094)	105.00	11/20/26	(929,672)
(491)	U.S. Treasury Long Bond Futures, expiring December 2026	(52,951,281)	106.00	11/20/26	(912,953)
(488)	U.S. Treasury Long Bond Futures, expiring December 2026	(52,627,750)	107.00	11/20/26	(1,075,125)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(941)	U.S. Treasury Long Bond Futures, expiring December 2026	$(101,480,969)	$108.00	11/20/26	$(2,484,828)
(809)	U.S. Treasury Long Bond Futures, expiring December 2026	(87,245,594)	109.00	11/20/26	(2,528,125)
(283)	U.S. Treasury Long Bond Futures, expiring December 2026	(30,519,781)	110.00	11/20/26	(1,047,984)
(123)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(13,491,563)	112.00	08/21/26	(342,094)
	Total Put Options Written				(24,633,455)
	(Premiums received $12,262,169)
	Total Written Options				(27,220,072)
	(Premiums received $18,714,429)
	Net Other Assets and Liabilities — (7.4)%				(471,258,973)
	Net Assets — 100.0%				$6,358,641,280
Futures Contracts at July 31, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	3,518	Sep-2026	$723,333,785	$(2,358,164)

Futures Contracts Short
U.S. 5-Year Treasury Notes	4,397	Sep-2026	$(465,978,948)	$2,260,015
U.S. 10-Year Treasury Notes	4,107	Sep-2026	(443,556,000)	6,886,003
U.S. Treasury Long-Term Bond Futures	1,299	Sep-2026	(140,697,938)	4,628,750
Ultra 10-Year U.S. Treasury Notes	10,658	Sep-2026	(1,169,215,906)	24,881,043
Ultra U.S. Treasury Bond Futures	3,861	Sep-2026	(423,503,437)	13,926,924
			$(2,642,952,229)	$52,582,735
		Total	$(1,919,618,444)	$50,224,571

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $620,105,591 or 9.8% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Inverse floating rate security.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Floating or variable rate security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	Zero coupon security.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2026, securities noted as such are valued at $101,949,668 or 1.6% of net assets.

(i)	All or a portion of this security is part of a mortgage dollar roll agreement.

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
(j)	All or a portion of this security is segregated as collateral for open futures and options contracts. At July 31, 2026, the segregated value of these securities amounts to $112,420,219.
(k)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(l)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(m)	Investment in an affiliated fund.
(n)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$5,224,657,554	$—	$5,224,657,554	$—
U.S. Government Bonds and Notes	662,223,785	—	662,223,785	—
Mortgage-Backed Securities	498,025,908	—	498,025,908	—
Asset-Backed Securities	92,929,891	—	92,929,891	—
U.S. Government Agency Securities	4,706,485	—	4,706,485	—
Exchange-Traded Funds*	4,185,044	4,185,044	—	—
U.S. Treasury Bills	482,774,767	—	482,774,767	—
Money Market Funds	125,769,409	125,769,409	—	—
Total Investments	7,095,272,843	129,954,453	6,965,318,390	—
Purchased Options	473,906	473,906	—	—
Futures Contracts	52,582,735	52,582,735	—	—
Total	$7,148,329,484	$183,011,094	$6,965,318,390	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(238,626,424)	$—	$(238,626,424)	$—
Written Options	(27,220,072)	(27,220,072)	—	—
Futures Contracts	(2,358,164)	(2,358,164)	—	—
Total	$(268,204,660)	$(29,578,236)	$(238,626,424)	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2026, and for the fiscal year-to-date period (November 1, 2025 to July 31, 2026) are as follows:

Security Name	Shares at 7/31/2026	Value at 10/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2026	Dividend Income
First Trust AAA CMBS ETF	20,000	$410,202	$—	$—	$(7,502)	$—	$402,700	$14,860
First Trust Intermediate Government Opportunities ETF	90,000	1,234,200	619,003	—	(73,867)	—	1,779,336	55,500
First Trust Long Duration Opportunities ETF	73,956	1,623,704	—	—	(81,721)	—	1,541,983	51,584
First Trust Structured Credit Income Opportunities ETF	22,500	466,987	—	—	(5,962)	—	461,025	19,350
		$3,735,093	$619,003	$—	$(169,052)	$—	$4,185,044	$141,294